UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: November 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.16

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MICHIGAN PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

January 25, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Municipal Income Fund II (the “Fund”) for the semi-annual reporting period ended November 30, 2016. The Fund has eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (individually, a “Portfolio”, collectively, the “Portfolios”).

At a Special Meeting of Shareholders of the Fund held on November 22, 2016, shareholders, at the recommendation of the Board of Trustees of the Fund (the “Board”), approved a proposal to liquidate and terminate the AB Michigan Portfolio (the “Liquidation”). The Portfolio was liquidated on January 23, 2017.

Investment Objectives and Policies

The eight Portfolios, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

Investment Results

The tables on pages 9–10 show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2016. All performance comparisons are before sales charges. The inception date for Advisor Class shares for the Massachusetts and Virginia Portfolios was July 25, 2016; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

AB Arizona Portfolio – All share classes of the Portfolio outperformed the benchmark for both periods. Security selection in the special tax and transportation sectors contributed most to performance, followed by selection within the health care, local general obligation and education sectors, relative to the benchmark. For the

AB MUNICIPAL INCOME FUND II •	1

12-month period, security selection in the special tax sector was the largest contributor to performance, followed by security selection in the transportation, health care, education and local general obligation sectors. Yield-curve positioning detracted during both periods.

AB Massachusetts Portfolio – All share classes of the Portfolio outperformed the benchmark for the six-month period, while all share classes of the Portfolio, except Class A, underperformed for the 12-month period. For both periods, security selection in the education sector contributed most to performance, followed by the health care, transportation and special tax sectors, relative to the benchmark. For the six-month period, security selection in the industrials sector had a negative impact on performance, while during the 12-month period, security selection in the insured sector detracted.

AB Michigan Portfolio – For both periods, all share classes of the Portfolio outperformed the benchmark. For the six-month period, security selection within the education, water, local general obligation and housing sectors contributed to performance, while security selection in the leasing sector detracted, relative to the benchmark. For the 12-month period, security selection in the education sector contributed most to returns, followed by the water, housing, health care and local general obligation sectors. Security selection in the leasing and insured sectors detracted.

AB Minnesota Portfolio – All share classes of the Portfolio outperformed the benchmark for the six-month period. Security selection in the education, power, health care and local general obligation sectors contributed to performance, relative to the benchmark. Security selection in the leasing and insured sectors detracted. During the 12-month period, Class A shares outperformed the benchmark, while Class B and C shares underperformed. Security selection in the education and power sectors contributed most to performance, followed by the health care, local general obligation and housing sectors. Security selection in the insured and leasing sectors detracted.

AB New Jersey Portfolio – All share classes of the Portfolio outperformed the benchmark for both periods. Security selection in the education, power, health care and local general obligation sectors contributed to performance, relative to the benchmark. Security selection in the leasing and insured sectors detracted. During the 12-month period, security selection in the education and power sectors contributed most to performance, followed by the health care, local general obligation and housing sectors. Security selection in the insured and leasing sectors detracted.

AB Ohio Portfolio – All share classes of the Portfolio outperformed

2	• AB MUNICIPAL INCOME FUND II

the benchmark for both periods. For the six-month period, security selection within the local general obligation sector contributed most to performance, followed by the education, transportation, water and special tax sectors, relative to the benchmark. Security selection in the industrials and leasing sectors detracted from performance. For the 12-month period, security selection in the education and local general obligation sectors contributed most to performance. Security selection in the special tax, water and transportation sectors also contributed, while the leasing and power sectors detracted.

AB Pennsylvania Portfolio – All share classes of the Portfolio outperformed the benchmark for the six-month period. Security selection within the local general obligation sector contributed most to performance, followed by the education and transportation sectors, relative to the benchmark. For the 12-month period, Class A shares of the Portfolio outperformed the benchmark, while Class B and C shares underperformed. Security selection in the local general obligation sector was the largest contributor to performance, followed by the education, transportation, water and industrials sectors. Yield-curve positioning detracted during both periods.

AB Virginia Portfolio – All share classes of the Portfolio outperformed the benchmark for the six-month period. Security selection in the pre-refunded sector contributed most to relative performance, followed by the transportation, local general obligation, health care and education sectors. Security selection within the leasing and housing sectors detracted. For the 12-month period, Class A and C shares outperformed the benchmark, while Class B shares underperformed. Security selection in the prerefunded, industrials, transportation, education and health care sectors contributed to performance, while security selection in the leasing sector detracted.

All Portfolios used derivatives in the form of interest rate swaps and inflation swaps for the six- and 12-month periods for hedging purposes. For both periods, interest rate swaps added to absolute performance for all Portfolios, with the exception of the Pennsylvania Portfolio, where interest rate swaps had no material impact. Inflation swaps had no material impact on absolute performance for both periods.

Market Review and Investment Strategy

After generally declining for the first half of the 12-month period, municipal bond yields for maturities beyond five years rose over the latter half. In large part, the increase in yields happened in November as the bond market quickly reflected higher market expectations of inflation following President-elect Trump’s win. Given the large increases in November, longer-maturity bonds

AB MUNICIPAL INCOME FUND II •	3

rose the most over the six-month period. Prior to November, yields for shorter-maturity bonds had already moved higher to reflect a higher probability of the US Federal Reserve raising its target for the federal funds rate, and as a change in regulations for money market funds led to a reduced demand for very short-term instruments. As a result, over the course of the 12-month period, yields were higher by 0.30% to 0.60%, depending on the maturity. Municipal credit fundamentals remained consistent with continued slow economic growth as tax revenues continued to increase, though in some cases at a slower rate, and default rates remain low across the broad municipal market.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds*	Pre-refunded/ ETM†/Insured Bonds*
Arizona	18.80%	3.28%
Massachusetts	5.76%	2.17%
Michigan	5.36%	0.00%
Minnesota	8.37%	2.68%
New Jersey	24.96%	8.87%
Ohio	6.96%	0.00%
Pennsylvania	9.40%	0.00%
Virginia	4.59%	1.86%

*	Breakdowns expressed as a percentage of investments in municipal bonds.

†	Escrowed to maturity.

4	• AB MUNICIPAL INCOME FUND II

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low credit ratings and are on “negative watch” by credit rating organizations. Some Puerto Rico issuers are in default on principal and interest payments. The Government Development Bank, which provides liquidity to Puerto Rico’s government agencies, recently defaulted on a $400 million debt payment. This default casts doubts on the ability of Puerto Rico and its government agencies to make future payments. If this and the general economic situation in Puerto Rico persist or worsen, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset values (“NAVs”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of shares of the Portfolios as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to a heightened risk of rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB MUNICIPAL INCOME FUND II

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of the Portfolios’ shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	7

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. Net asset value returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

8	• AB MUNICIPAL INCOME FUND II

Disclosures and Risks

HISTORICAL PERFORMANCE

THE PORTFOLIOS VS THEIR BENCHMARK

PERIODS ENDED NOVEMBER 30, 2016 (unaudited)

	NAV Returns
AB ARIZONA PORTFOLIO	6 Months	12 Months
Class A	-2.86%	0.85%

Class B*	-3.31%	0.10%

Class C	-3.31%	0.10%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

AB MASSACHUSETTS PORTFOLIO	6 Months		12 Months
Class A	-2.86%		0.13%

Class B*	-3.22%		-0.61%

Class C	-3.23%		-0.62%

Advisor Class	-4.20%	†	—

Bloomberg Barclays Municipal Bond Index	-3.52%		-0.22%

AB MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	-2.67%	1.32%

Class B*	-3.03%	0.57%

Class C	-3.04%	0.66%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

AB MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	-2.74%	0.17%

Class B*	-3.11%	-0.39%

Class C	-3.11%	-0.59%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†	Since inception on: 7/25/2016.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	9

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS THEIR BENCHMARK

PERIODS ENDED NOVEMBER 30, 2016 (unaudited)

	NAV Returns
AB NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	-2.94%	0.84%

Class B*	-3.31%	0.09%

Class C	-3.21%	0.09%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

AB OHIO PORTFOLIO	6 Months	12 Months
Class A	-3.18%	0.51%

Class B*	-3.45%	-0.14%

Class C	-3.45%	-0.14%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

AB PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	-2.82%	0.50%

Class B*	-3.19%	-0.25%

Class C	-3.18%	-0.25%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

AB VIRGINIA PORTFOLIO	6 Months		12 Months
Class A	-2.80%		0.55%

Class B*	-3.18%		-0.29%

Class C	-3.18%		-0.20%

Advisor Class	-3.98%	†	—

Bloomberg Barclays Municipal Bond Index	-3.52%		-0.22%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†	Since inception on: 7/25/2016.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

10	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.86%	3.00%
1 Year	0.85%	-2.14%
5 Years	3.39%	2.76%
10 Years	3.69%	3.38%

Class B Shares			1.15%	1.85%
1 Year	0.10%	-2.84%
5 Years	2.66%	2.66%
10 Years(a)	3.27%	3.27%

Class C Shares			1.16%	1.87%
1 Year	0.10%	-0.88%
5 Years	2.66%	2.66%
10 Years	2.97%	2.97%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.21%
5 Years	2.64%
10 Years	3.49%

Class B Shares
1 Year	-2.83%
5 Years	2.53%
10 Years(a)	3.38%

Class C Shares
1 Year	-0.88%
5 Years	2.53%
10 Years	3.08%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	11

Historical Performance

AB ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.71% and 1.71% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.53% and 1.53% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

12	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.35%	2.19%
1 Year	0.13%	-2.84%
5 Years	3.24%	2.61%
10 Years	3.82%	3.50%

Class B Shares			0.64%	1.04%
1 Year	-0.61%	-3.53%
5 Years	2.52%	2.52%
10 Years(a)	3.39%	3.39%

Class C Shares			0.64%	1.04%
1 Year	-0.62%	-1.59%
5 Years	2.52%	2.52%
10 Years	3.09%	3.09%

Advisor Class Shares			1.75%	2.84%
Since Inception‡	-4.20%	-4.20%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.99%
5 Years	2.29%
10 Years	3.60%

Class B Shares
1 Year	-3.61%
5 Years	2.20%
10 Years(a)	3.49%

Class C Shares
1 Year	-1.67%
5 Years	2.18%
10 Years	3.19%

Advisor Class Shares
Since Inception‡	-3.58%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	13

Historical Performance

AB MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.64%, 1.63% and 0.62% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.52%, 1.52% and 0.52% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

‡	Inception date: 7/25/2016.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

14	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.33%	2.14%
1 Year	1.32%	-1.70%
5 Years	2.75%	2.13%
10 Years	3.18%	2.87%

Class B Shares			0.64%	1.03%
1 Year	0.57%	-2.37%
5 Years	2.03%	2.03%
10 Years(a)	2.76%	2.76%

Class C Shares			0.82%	1.32%
1 Year	0.66%	-0.32%
5 Years	2.03%	2.03%
10 Years	2.46%	2.46%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.85%
5 Years	1.85%
10 Years	2.89%

Class B Shares
1 Year	-3.55%
5 Years	1.73%
10 Years(a)	2.79%

Class C Shares
1 Year	-1.52%
5 Years	1.72%
10 Years	2.48%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	15

Historical Performance

AB MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.24%, 2.00% and 1.99% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

16	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.14%	1.95%
1 Year	0.17%	-2.83%
5 Years	2.91%	2.28%
10 Years	3.42%	3.10%

Class B Shares			0.36%	0.61%
1 Year	-0.39%	-3.32%
5 Years	2.19%	2.19%
10 Years(a)	2.99%	2.99%

Class C Shares			0.42%	0.72%
1 Year	-0.59%	-1.56%
5 Years	2.17%	2.17%
10 Years	2.69%	2.69%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.54%
5 Years	2.09%
10 Years	3.21%

Class B Shares
1 Year	-3.12%
5 Years	1.99%
10 Years(a)	3.10%

Class C Shares
1 Year	-1.27%
5 Years	1.96%
10 Years	2.80%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	17

Historical Performance

AB MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.08%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive for interest expense to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

18	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.82%	3.08%
1 Year	0.84%	-2.18%
5 Years	3.20%	2.57%
10 Years	3.40%	3.08%

Class B Shares			1.11%	1.88%
1 Year	0.09%	-2.84%
5 Years	2.44%	2.44%
10 Years(a)	2.98%	2.98%

Class C Shares			1.11%	1.88%
1 Year	0.09%	-0.89%
5 Years	2.46%	2.46%
10 Years	2.67%	2.67%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year	-2.25%
5 Years	2.30%
10 Years	3.19%

Class B Shares
1 Year	-2.93%
5 Years	2.18%
10 Years(a)	3.07%

Class C Shares
1 Year	-0.98%
5 Years	2.18%
10 Years	2.77%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	19

Historical Performance

AB NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.78% and 1.74% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

20	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.49%	2.41%
1 Year	0.51%	-2.52%
5 Years	2.54%	1.93%
10 Years	3.21%	2.89%

Class B Shares			0.67%	1.08%
1 Year	-0.14%	-3.07%
5 Years	1.81%	1.81%
10 Years(a)	2.78%	2.78%

Class C Shares			0.77%	1.25%
1 Year	-0.14%	-1.12%
5 Years	1.81%	1.81%
10 Years	2.49%	2.49%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.50%
5 Years	1.78%
10 Years	3.01%

Class B Shares
1 Year	-3.27%
5 Years	1.66%
10 Years(a)	2.90%

Class C Shares
1 Year	-1.32%
5 Years	1.66%
10 Years	2.60%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	21

Historical Performance

AB OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.75% and 1.74% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

22	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.42%	2.25%
1 Year	0.50%	-2.47%
5 Years	3.16%	2.54%
10 Years	3.45%	3.14%

Class B Shares			0.70%	1.11%
1 Year	-0.25%	-3.18%
5 Years	2.42%	2.42%
10 Years(a)	3.02%	3.02%

Class C Shares			0.70%	1.11%
1 Year	-0.25%	-1.23%
5 Years	2.42%	2.42%
10 Years	2.73%	2.73%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.63%
5 Years	2.27%
10 Years	3.24%

Class B Shares
1 Year	-3.35%
5 Years	2.16%
10 Years(a)	3.12%

Class C Shares
1 Year	-1.40%
5 Years	2.16%
10 Years	2.82%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	23

Historical Performance

AB PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.03%, 1.88% and 1.78% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

24	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.57%	2.56%
1 Year	0.55%	-2.50%
5 Years	3.22%	2.60%
10 Years	3.84%	3.52%

Class B Shares			0.86%	1.40%
1 Year	-0.29%	-3.21%
5 Years	2.49%	2.49%
10 Years(a)	3.42%	3.42%

Class C Shares			0.87%	1.42%
1 Year	-0.20%	-1.17%
5 Years	2.49%	2.49%
10 Years	3.12%	3.12%

Advisor Class Shares			1.95%	3.18%
Since Inception‡	-3.98%	-3.98%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.40%
5 Years	2.33%
10 Years	3.64%

Class B Shares
1 Year	-3.12%
5 Years	2.23%
10 Years(a)	3.51%

Class C Shares
1 Year	-1.07%
5 Years	2.23%
10 Years	3.22%

Advisor Class Shares
Since Inception‡	-3.35%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	25

Historical Performance

AB VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.65%, 1.62% and 0.62% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

‡	Inception date: 7/25/2016.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

26	• AB MUNICIPAL INCOME FUND II

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB MUNICIPAL INCOME FUND II •	27

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Arizona Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$971.40	$3.85	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000	$966.90	$7.54	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%
Class C
Actual	$1,000	$966.90	$7.54	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%

AB Massachusetts Portfolio
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$971.40	$3.81	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class B
Actual	$1,000	$967.80	$7.50	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Class C
Actual	$1,000	$967.70	$7.50	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$958.00	$1.79	0.52	%***
Hypothetical**	$1,000	$1,015.71	$1.84	0.52	%***

AB Michigan Portfolio
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$973.30	$4.20	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$969.70	$7.90	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$969.60	$7.90	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

28	• AB MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Minnesota Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$972.60	$4.15	0.84%	$4.20	0.85%
Hypothetical**	$1,000	$1,020.86	$4.26	0.84%	$4.31	0.85%
Class B
Actual	$1,000	$968.90	$7.85	1.59%	$7.90	1.60%
Hypothetical**	$1,000	$1,017.10	$8.04	1.59%	$8.09	1.60%
Class C
Actual	$1,000	$968.90	$7.85	1.59%	$7.90	1.60%
Hypothetical**	$1,000	$1,017.10	$8.04	1.59%	$8.09	1.60%

AB New Jersey Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$970.60	$4.05	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class B
Actual	$1,000	$966.90	$7.74	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%
Class C
Actual	$1,000	$967.90	$7.75	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$968.20	$3.95	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class B
Actual	$1,000	$965.50	$7.64	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$965.50	$7.64	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB MUNICIPAL INCOME FUND II •	29

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$971.80	$4.20	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$968.10	$7.89	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$968.20	$7.89	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

AB Virginia Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$972.00	$3.91	0.79%	$3.95	0.80%
Hypothetical**	$1,000	$1,021.11	$4.00	0.79%	$4.05	0.80%
Class B
Actual	$1,000	$968.20	$7.65	1.55%	$7.65	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%	$7.84	1.55%
Class C
Actual	$1,000	$968.20	$7.60	1.54%	$7.65	1.55%
Hypothetical**	$1,000	$1,017.35	$7.79	1.54%	$7.84	1.55%
Advisor Class
Actual	$1,000	$960.20	$1.89	0.55%	$1.89	0.55	%***
Hypothetical**	$1,000	$1,015.61	$1.94	0.55%	$1.94	0.55	%***
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half-year period).

**	Assumes 5% annual return before expenses.

***	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 128/365 (to reflect the since inception period).

+	The Portfolio’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Portfolio in an amount equal to the Portfolio’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Portfolio’s effective expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30	• AB MUNICIPAL INCOME FUND II

Fund Expenses

BOND RATING SUMMARY*

November 30, 2016 (unaudited)

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the ratings of Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	31

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2016 (unaudited)

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the ratings of S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2016 (unaudited)

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the ratings of S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	33

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2016 (unaudited)

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the ratings of S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

34	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

AB ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
Arizona – 81.2%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,714,095
Series 2013A 5.00%, 7/01/37	3,000	3,343,170
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 7/01/26	1,000	1,018,300
Arizona Health Facilities Authority (Beatitudes Campus(The)) Series 2007 5.20%, 10/01/37	1,000	1,000,620
Arizona Health Facilities Authority (Dignity Health Obligated Group) Series 2009D 5.00%, 7/01/28	1,000	1,067,560
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A 5.00%, 12/01/34	3,000	3,331,110
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,269,371
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,284,240
City of Mesa AZ (City of Mesa AZ Excise Tax) Series 2013 5.00%, 7/01/32	5,000	5,654,650
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 7/01/32	1,000	1,040,350
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement – Airport) Series 2008A 5.00%, 7/01/26	4,080	4,310,846
Series 2010A 5.00%, 7/01/31	2,000	2,188,460

AB MUNICIPAL INCOME FUND II •	35

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Show Low AZ ACA Series 2000 6.00%, 1/01/18	$250	$250,155
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 7/01/30	520	601,749
City of Tucson AZ Water System Revenue Series 2012 5.00%, 7/01/28-7/01/29	2,360	2,667,765
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,131,850
AGM Series 2010 5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,224,100
County of Pinal AZ Series 2014 5.00%, 8/01/32	4,540	5,071,180
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27	791	792,772
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village) Series 2001A 7.875%, 7/01/25	1,366	1,367,858
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.00%, 11/15/36	600	532,008
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 5/15/39	1,000	1,088,860
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,749,400
Greater Arizona Development Authority NATL Series 2005B 5.00%, 8/01/25	105	105,333
Hassayampa Community Facilities District Series 2000 7.50%, 7/01/24	265	265,888

36	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36	$1,000	$877,040
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies) Series 2012 6.00%, 7/01/32	250	264,803
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,786,725
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 1/01/33-1/01/35	3,400	3,778,938
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/36-7/01/47	2,450	2,509,422
McAllister Academic Village LLC578 (Arizona State University) Series 2016 5.00%, 7/01/33	2,000	2,214,720
Northern Arizona University BAM Series 2015 5.00%, 6/01/34	1,000	1,107,790
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2011 5.00%, 6/01/26	3,000	3,374,940
Pinal County Industrial Development Authority (Florence West Prison LLC) ACA Series 2006A 5.25%, 10/01/22	1,400	1,400,686
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/29	1,500	1,706,895
Series 2015A 5.00%, 12/01/35	2,000	2,235,800

AB MUNICIPAL INCOME FUND II •	37

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	$1,000	$1,100,520
5.25%, 12/01/22-12/01/23	1,165	1,332,497
State of Arizona COP AGM Series 2008A 5.00%, 9/01/24 (Pre-refunded/ETM)	1,800	1,884,510
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28	6,000	6,490,740
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.) BAM Series 2014 5.00%, 6/01/44	1,200	1,294,704
Sundance Community Facilities District Assessment District No 1 Series 2002 7.75%, 7/01/22	302	302,103
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 7/01/35	3,450	3,841,126
Tucson Airport Authority, Inc. AMBAC Series 2001 5.35%, 6/01/31	6,475	6,495,396
Tucson Industrial Development Authority (University of Arizona) AMBAC Series 2002A 5.00%, 7/15/32	985	985,699
University of Arizona Series 2014 5.00%, 8/01/33	3,765	4,194,737
Western Maricopa Education Center District No 402 Series 2014B 4.50%, 7/01/33-7/01/34	3,940	4,167,196

		102,418,677

Delaware – 0.4%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/36	520	561,137

Florida – 2.5%
City of Orlando FL Series 2014A 5.25%, 11/01/33	1,820	2,047,609

38	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 6/01/35	$1,000	$1,084,860

		3,132,469

Illinois – 2.8%
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,510,875
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	1,000	1,049,650

		3,560,525

Louisiana – 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	500	513,405

Massachusetts – 0.7%
Commonwealth of Massachusetts NATL Series 2000F 0.54%, 12/01/30(a)	700	637,915
NATL Series 2000G 0.545%, 12/01/30(a)	225	205,061

		842,976

Minnesota – 1.0%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,130	1,277,634

Nebraska – 1.0%
Omaha Public Power District Series 2014A 5.00%, 2/01/32	1,165	1,313,200

New York – 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 1.338%, 3/01/27(a)	500	479,712
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)	120	135,709

AB MUNICIPAL INCOME FUND II •	39

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	$700	$758,450

		1,373,871

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	600	595,290
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	500	519,305

		1,114,595

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	320	292,298

Puerto Rico – 3.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,855	1,899,298
Series 2008 5.125%, 12/01/27	385	403,911
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group) Series 2000A 6.125%, 11/15/30	1,500	1,543,485

		3,846,694

Texas – 3.2%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	1,000	1,103,920
Series 2015B 5.00%, 1/01/34	1,300	1,445,730

40	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$840	$960,254
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	420	477,208

		3,987,112

Washington – 0.9%
Port of Seattle WA Series 2015A 5.00%, 4/01/40	1,000	1,103,260

Total Investments – 99.3% (cost $123,165,292)		125,337,853
Other assets less liabilities – 0.7%		822,442

Net Assets – 100.0%		$126,160,295

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,600	3/09/21	3 Month LIBOR	1.383%	$(54,354)
Morgan Stanley & Co., LLC/(CME Group)	3,200	12/29/21	3 Month LIBOR	1.989%	(3,708)

					$(58,062)

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $1,322,688 or 1.05% of net assets.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.8% and 3.3%, respectively.

AB MUNICIPAL INCOME FUND II •	41

AB Arizona Portfolio—Portfolio of Investments

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
BAM	– Build American Mutual
CFD	– Community Facilities District
CME	– Chicago Mercantile Exchange
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
NATL	– National Interstate Corporation

See notes to financial statements.

42	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

AB MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.8%
Long-Term Municipal Bonds – 99.8%
Massachusetts – 86.1%
Boston Water & Sewer Commission Series 2009A 5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,162,280
Series 2010A 5.00%, 11/01/29 (Pre-refunded/ETM)	4,000	4,383,360
5.00%, 11/01/30 (Pre-refunded/ETM)	1,000	1,095,840
City of Fall River MA AGM Series 2008 5.00%, 7/15/28 (Pre-refunded/ETM)	5,085	5,389,846
Commonwealth of Massachusetts Series 2015A 5.00%, 7/01/35	10,000	11,284,000
NATL Series 2000E 0.59%, 12/01/30(a)	2,825	2,574,448
NATL Series 2000F 0.54%, 12/01/30(a)	1,225	1,116,352
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013 5.00%, 6/01/31	2,500	2,818,175
AGM Series 2005A 3.33%, 6/01/20(b)	2,000	2,045,200
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31-5/01/32	2,830	3,194,032
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 7/01/28-7/01/29	1,670	1,856,182
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2009 5.00%, 8/01/25	3,000	3,270,660
Massachusetts Department of Transportation Series 2010B 5.00%, 1/01/26	6,900	7,537,491
Massachusetts Development Finance Agency Series 2008 5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,195,000
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,195,000
Series 2009A 5.25%, 11/15/23 (Pre-refunded/ETM)	2,000	2,150,475

AB MUNICIPAL INCOME FUND II •	43

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2009V-1 5.00%, 10/01/29 (Pre-refunded/ETM)	$3,300	$3,613,137
Series 2011 5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,922,950
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,600,810
Massachusetts Development Finance Agency (Bentley University) Series 2010 5.00%, 7/01/28	4,500	4,964,760
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) Series 2016 5.00%, 10/01/32-10/01/34	3,000	3,405,900
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,266,241
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,596,320
Massachusetts Development Finance Agency (Brandeis University) Series 2008N 5.00%, 10/01/26-10/01/27	3,300	3,495,098
Series 2010O-2 5.00%, 10/01/28	3,500	3,810,800
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The)) Series 2014P 5.00%, 10/01/34	1,055	1,181,568
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 1/01/34-1/01/36(c)	2,435	2,546,079
5.25%, 1/01/42(c)	1,000	1,056,010
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/35	2,000	2,072,040
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,543,700

44	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 7/01/36	$2,055	$2,242,663
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,039,240
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,335,517
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2007G 5.00%, 7/01/27	950	967,433
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 7/01/36	2,000	1,928,800
5.00%, 7/01/32	1,600	1,786,848
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute) 5.00%, 7/01/30-7/01/31	4,150	4,791,404
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2010 5.00%, 10/01/30	5,000	5,584,400
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	1,500	1,593,735
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2016 5.00%, 1/01/36	2,345	2,639,110
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	1,460	1,649,829
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,633,151
Massachusetts Health & Educational Facilities Authority Series 2009O 5.75%, 7/01/26 (Pre-refunded/ETM)	3,500	3,748,395
Series 2010B 5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,278,385

AB MUNICIPAL INCOME FUND II •	45

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	$210	$215,821
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	1,005	1,082,435
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group) Series 2007E 5.00%, 7/15/22	1,220	1,242,167
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,744,461
Massachusetts Health & Educational Facilities Authority (Suffolk University) Series 2009A 6.00%, 7/01/24	2,000	2,196,400
Massachusetts Health & Educational Facilities Authority (Winchester Hospital) Series 2010 5.25%, 7/01/38	2,500	2,697,950
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution) Series 2008B 5.25%, 6/01/26	1,905	2,013,852
5.375%, 6/01/27	3,060	3,239,989
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	3,028,025
Series 2012B 5.00%, 7/01/32	1,430	1,617,230
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2011B 5.00%, 10/15/32	3,720	4,182,991

46	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2013A 5.00%, 5/15/32	$2,500	$2,831,650
Series 2015B 5.00%, 1/15/30	3,770	4,274,351
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,749,125
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,267,320
Series 2016C 5.00%, 8/01/33	10,000	11,448,800
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	6,771,480
University of Massachusetts Building Authority (University of Massachusetts) Series 20141 5.00%, 11/01/44	2,000	2,196,860

		214,363,571

Arizona – 2.0%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,373,290
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	726,343

		5,099,633

California – 0.2%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	360	385,189

Connecticut – 0.4%
State of Connecticut Series 2015F 5.00%, 11/15/32	1,000	1,110,270

Florida – 1.3%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/27	3,000	3,309,780

AB MUNICIPAL INCOME FUND II •	47

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 1.7%
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 5/15/37	$1,050	$1,070,254
Illinois State Toll Highway Authority Series 2016A 5.00%, 12/01/32	2,475	2,763,412
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24	455	445,459

		4,279,125

Kentucky – 0.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/40	1,000	1,036,830

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,605	1,702,937

New York – 2.3%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28	5,065	5,713,269

North Carolina – 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	992,150

Ohio – 0.7%
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2016 5.00%, 1/01/36	1,100	1,123,287
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	548,058

		1,671,345

48	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	$1,140	$1,176,719

Puerto Rico – 1.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	695	722,001
Series 2008
5.125%, 12/01/27	1,965	2,061,521

		2,783,522

Texas – 1.2%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	1,000	1,103,920
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,090	1,246,044
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	619,235

		2,969,199

Wisconsin – 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(d)	750	841,688
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/25	1,000	1,084,310

		1,925,998

Total Investments – 99.8% (cost $240,344,101)		248,519,537
Other assets less liabilities – 0.2%		568,489

Net Assets – 100.0%		$249,088,026

AB MUNICIPAL INCOME FUND II •	49

AB Massachusetts Portfolio—Portfolio of Investments

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$11,000	10/29/21	3 Month LIBOR	2.022%	$98,313
Morgan Stanley & Co., LLC/(CME Group)	5,570	10/14/21	3 Month LIBOR	1.323%	(121,715)

					$(23,402)

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$303,240

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $3,690,800 or 1.48% of net assets.

(b)	Variable rate coupon, rate shown as of November 30, 2016.

(c)	When-Issued or delayed delivery security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the market value of this security amounted to $841,688 or 0.3% of net assets.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.8% and 2.2%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
BAM	– Build American Mutual
CME	– Chicago Mercantile Exchange
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

50	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

AB MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.6%
Long-Term Municipal Bonds – 89.2%
Michigan – 75.2%
Birmingham City School District/MI Series 2015 5.00%, 5/01/30	$1,000	$1,145,190
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) Series 2012A 5.00%, 7/01/32	2,000	2,140,180
City of Grand Rapids MI Sanitary Sewer System Revenue Series 2016 5.00%, 1/01/34	1,000	1,128,140
City of Holland MI Series 2014A 5.00%, 7/01/33	1,250	1,383,062
Detroit City School District Series 2012A 5.00%, 5/01/31	2,365	2,525,040
Dexter Community Schools AGM Series 2008 5.00%, 5/01/25	1,250	1,312,037
Lansing Community College Series 2012 5.00%, 5/01/32	1,240	1,383,183
Michigan Finance Authority Series 2010A 5.00%, 12/01/27 (Pre-refunded/ETM)	10	11,239
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D4 5.00%, 7/01/34	1,000	1,076,250
Michigan Finance Authority (Michigan Finance Authority SRF) Series 2012 5.00%, 10/01/30	1,000	1,138,710
Michigan Finance Authority (Oakwood Obligated Group) Series 2013 5.00%, 8/15/31	1,500	1,644,420
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/31	1,165	1,267,404

AB MUNICIPAL INCOME FUND II •	51

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Trinity Health Corp. Obligated Group) Series 2010A 5.00%, 12/01/27	$990	$1,083,407
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,875	1,989,412
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	2,250	2,496,082
Michigan State University Series 2013A 5.00%, 8/15/38	1,000	1,101,950
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)	610	627,391
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	500	519,150
Michigan Strategic Fund (Michigan Strategic Fund State Lease) Series 2011 5.25%, 10/15/31	1,150	1,284,377
Oakland University Series 2012 5.00%, 3/01/32	1,500	1,660,470
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/18(b)	715	708,780
Wayne County Airport Authority Series 2014B 5.00%, 12/01/44	1,000	1,051,730

		28,677,604

Florida – 1.4%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	500	541,360

Georgia – 3.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014B 5.00%, 1/01/32	1,250	1,399,762

52	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 2.9%
Illinois State Toll Highway Authority Series 2016A 5.00%, 12/01/32	$1,000	$1,116,530

Massachusetts – 1.3%
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	450	483,881

New York – 1.5%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.295%, 1/01/39(c)	300	273,643
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 1.338%, 3/01/27(c)	300	287,827

		561,470

Tennessee – 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	400	445,692

Texas – 2.1%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	470	537,285
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	235	267,010

		804,295

Total Long-Term Municipal Bonds (cost $33,104,574)		34,030,594

AB MUNICIPAL INCOME FUND II •	53

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SHORT-TERM MUNICIPAL NOTES – 2.4%
Michigan – 2.4%
University of Michigan Series 2012D 0.48%, 12/01/24(d) (cost $900,000)	$900	$900,000

Total Investments – 91.6% (cost $34,004,574)		34,930,594
Other assets less liabilities – 8.4%		3,217,010

Net Assets – 100.0%		$38,147,604

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$1,500	10/29/21	3 Month LIBOR	2.022%	$13,406

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the market value of this security amounted to $627,391 or 1.6% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2018	11/30/05	$715,000	$708,780	1.86%

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $561,470 or 1.47% of net assets.

(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

54	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CME	– Chicago Mercantile Exchange
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
SRF	– State Revolving Fund
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	55

AB Michigan Portfolio—Portfolio of Investments

AB MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.3%
Long-Term Municipal Bonds – 94.1%
Minnesota – 94.1%
Anoka-Hennepin Independent School District No 11 COP Series 2014A 5.00%, 2/01/34	$1,695	$1,850,143
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/32	2,200	2,413,158
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/29-11/01/44	800	870,947
City of Duluth MN Series 2016A 5.00%, 2/01/31	1,000	1,147,820
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2007 5.00%, 5/01/22	650	657,449
City of Minneapolis MN Series 2010 4.875%, 8/01/25 (Pre-refunded/ETM)	1,170	1,236,479
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/33	1,000	1,110,270
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,158,830
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care) Series 2010A 5.25%, 8/15/25-8/15/35	1,500	1,648,390
City of Minnetonka MN (Minnetonka Heights LP) Series 1999A 5.30%, 1/20/27	1,620	1,621,134
City of Rochester MN (Mayo Clinic) Series 2010D 5.00%, 11/15/38	1,000	1,083,070
City of St Cloud MN Series 2010A 5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,560,098

56	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of St Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	$95	$103,253
City of St Louis Park MN Series 2009 5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,265,012
City of St Paul MN (City of St Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	2,900	3,231,323
City of White Bear Lake MN (Renova Partners LP) Series 2001 5.60%, 10/01/30	1,000	954,290
Cloquet Independent School District No 94 Series 2015B 5.00%, 2/01/31	2,200	2,494,008
County of Hennepin MN Sales Tax Revenue Series 2008B 5.00%, 12/15/23	3,475	3,615,320
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health System) Series 2009 A-2 5.25%, 11/15/28	1,200	1,309,164
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project) Series 2010A 5.00%, 8/01/30	1,870	2,007,931
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group) Series 2015A 5.00%, 11/15/40	600	633,636
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 7/01/32	1,000	1,119,670
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	420	477,065
Minneapolis-St Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	1,250	1,358,450

AB MUNICIPAL INCOME FUND II •	57

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2012B 5.00%, 1/01/29	$1,250	$1,404,313
Series 2016A 5.00%, 1/01/30	1,000	1,157,650
Minnesota Agricultural & Economic Development Board (Essentia Health) AGC Series 2008C-1 5.50%, 2/15/25	1,000	1,097,330
Minnesota Higher Education Facilities Authority Series 20107 5.00%, 10/01/20 (Pre-refunded/ETM)	445	486,576
Minnesota Higher Education Facilities Authority (Carleton College) Series 2010D 5.00%, 3/01/30	2,000	2,145,260
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.) Series 2010H 5.125%, 12/01/30	1,000	1,074,840
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College) Series 2010B 5.00%, 10/01/31	2,770	2,986,559
Minnesota Higher Education Facilities Authority (St Catherine University) Series 2012S 5.00%, 10/01/32	1,400	1,536,738
Minnesota Higher Education Facilities Authority (St Olaf College) Series 20107 5.00%, 10/01/20	255	277,422
Series 20158 5.00%, 12/01/32	1,000	1,123,030
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis) Series 2009 7-A 5.00%, 10/01/29	1,000	1,081,320
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	835,598
Series 2016 5.00%, 10/01/47	1,000	1,114,040
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF) Series 2016A 5.00%, 3/01/30	1,000	1,162,920

58	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Prague Independent School District No 721 Series 2015A 4.00%, 2/01/32	$1,000	$1,042,390
North St Paul-Maplewood-Oakdale Independent School District No 622 AGM Series 2006B 5.00%, 8/01/20	3,425	3,446,886
Northern Municipal Power Agency Series 2010A-2 5.00%, 1/01/23-1/01/24	4,135	4,555,510
St Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,578,570
St Paul Port Authority (St Paul Port Authority State Lease) Series 2013-3 5.00%, 12/01/24	3,945	4,576,555
State of Minnesota AGC Series 2009 5.00%, 6/01/21 (Pre-refunded/ETM)	1,970	2,137,312
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,087,620
5.00%, 1/01/39	1,500	1,649,700
Waconia Independent School District No 110 Series 2015B 4.00%, 2/01/34	1,545	1,593,807
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40	2,500	2,715,125

Total Long-Term Municipal Bonds (cost $76,588,597)		78,793,981

Short-Term Municipal Notes – 1.2%
Minnesota – 1.2%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health System) Series 2009B 0.57%, 11/15/35(a) (cost $1,000,000)	1,000	1,000,000

Total Municipal Obligations (cost $77,588,597)		79,793,981

AB MUNICIPAL INCOME FUND II •	59

AB Minnesota Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(b)(c) (cost $2,317,145)	2,317,145	$2,317,145

Total Investments – 98.1% (cost $79,905,742)		82,111,126
Other assets less liabilities – 1.9%		1,631,914

Net Assets – 100.0%		$83,743,040

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,000	1/10/21	3 Month LIBOR	1.898%	$34,152
Morgan Stanley & Co., LLC/(CME Group)	4,750	11/14/21	3 Month LIBOR	1.419%	(103,589)
Morgan Stanley & Co., LLC/(CME Group)	4,210	12/29/21	3 Month LIBOR	1.989%	(4,878)

					$(74,315)

(a)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.4% and 2.7%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
CME	– Chicago Mercantile Exchange
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
SRF	– State Revolving Fund

See notes to financial statements.

60	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

AB NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 98.2%
New Jersey – 71.4%
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/36	$3,500	$3,905,650
Landis Sewage Authority NATL Series 1993 8.29%, 9/19/19(a)	900	977,679
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/26	3,320	3,578,495
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016A 5.00%, 6/01/41	1,000	908,190
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	4,000	4,105,280
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,166,630
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,051,600
5.50%, 1/01/27	1,000	1,094,800
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2012 5.00%, 6/01/32	4,000	4,438,400
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	1,165	1,235,319
New Jersey Educational Facilities Authority Series 2008A 5.50%, 7/01/23 (Pre-refunded/ETM)	2,000	2,130,940
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 7/01/34	2,500	2,731,050

AB MUNICIPAL INCOME FUND II •	61

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	$5,000	$5,547,450
New Jersey Health Care Facilities Financing Authority Series 2008 5.125%, 7/01/22 (Pre-refunded/ETM)	955	1,011,966
AGC Series 2004A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,453,983
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	45	46,885
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center) Series 2010 5.00%, 1/01/34	1,940	2,048,931
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	2,100	2,267,853
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group) Series 2013 5.25%, 7/01/31	1,800	1,938,546
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 7/01/33	1,000	1,079,680
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	2,750	2,878,665
NATL Series 2006A 5.00%, 6/15/18	3,400	3,405,168
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 6/15/41	1,250	1,291,613
New Jersey Turnpike Authority Series 2013A 5.00%, 1/01/43	5,200	5,638,204

62	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

NATL Series 2000B 0.963%, 1/01/30(b)	$600	$546,618
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,310,071
Rutgers The State University of New Jersey Series 2009F 5.00%, 5/01/30 (Pre-refunded/ETM)	1,000	1,082,380
Series 2013L 5.00%, 5/01/30	4,500	5,079,555
Tobacco Settlement Financing Corp./NJ Series 2007-1A 5.00%, 6/01/41	2,000	1,693,020
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	2,585	2,593,582
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,560	4,802,820

		80,041,023

California – 0.4%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	400	427,988

District of Columbia – 3.0%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	3,070	3,382,526

Idaho – 3.6%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	3,600	4,040,208

Illinois – 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34	1,000	1,057,250

AB MUNICIPAL INCOME FUND II •	63

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	$1,000	$1,040,510

		2,097,760

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000G 0.545%, 12/01/30(b)	200	182,276

New York – 10.6%
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)	290	329,489
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	1,750	1,942,903
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 1.338%, 3/01/27(b)	470	450,929
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	4,250	4,767,565
Series 2014 5.00%, 9/01/31	1,100	1,219,614
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	3,175	3,235,515

		11,946,015

Ohio – 0.2%
Columbiana County Port Authority (Apex Environmental LLC) Series 2004 7.125%, 8/01/25(c)	500	4,750
Series 2014 10.635%, 8/01/25(c)	67	640
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	280	255,760

		261,150

64	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 4.4%
Delaware River Port Authority Series 2010D 5.00%, 1/01/28-1/01/29	$4,530	$4,920,797

Puerto Rico – 1.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,310	1,341,283
Series 2008 5.125%, 12/01/27	305	319,981

		1,661,264

Texas – 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/34	1,000	1,093,310

Total Municipal Obligations (cost $104,959,617)		110,054,317

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(d)(e) (cost $472,594)	472,594	472,594

Total Investments – 98.6% (cost $105,432,211)		110,526,911
Other assets less liabilities – 1.4%		1,619,111

Net Assets – 100.0%		$112,146,022

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,250	10/04/21	3 Month LIBOR	1.286%	$(83,363)
Morgan Stanley & Co., LLC/(CME Group)	3,680	12/29/21	3 Month LIBOR	1.989%	(4,264)

					$(87,627)

AB MUNICIPAL INCOME FUND II •	65

AB New Jersey Portfolio—Portfolio of Investments

(a)	Variable rate coupon, rate shown as of November 30, 2016.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $1,179,823 or 1.05% of net assets.

(c)	Illiquid security.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 25.0% and 8.9%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CME	– Chicago Mercantile Exchange
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
NATL	– National Interstate Corporation

See notes to financial statements.

66	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

AB OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 98.5%
Ohio – 82.5%
American Municipal Power, Inc. Series 2016A 5.00%, 2/15/34	$2,000	$2,176,560
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	1,300	1,093,989
Central Ohio Solid Waste Authority Series 2012 5.00%, 12/01/29 (Pre-refunded/ETM)	155	178,624
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	4,500	5,095,845
City of Cleveland OH Series 2008 5.25%, 5/15/24 (Pre-refunded/ETM)	2,500	2,640,825
Series 2012 5.00%, 12/01/28	2,215	2,525,189
City of Cleveland OH Airport System Revenue AMBAC Series 2006A 5.00%, 1/01/23	4,000	4,011,920
City of Columbus OH Series 2014A 4.00%, 2/15/28	3,510	3,768,406
Cleveland Department of Public Utilities Division of Public Power NATL Series 2006A 5.00%, 11/15/18	1,030	1,032,833
Cleveland Municipal School District Series 2015A 5.00%, 12/01/33	3,000	3,368,310
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,364,680
Columbiana County Port Authority (Apex Environmental LLC) Series 2004 7.125%, 8/01/25(a)	500	4,750
Series 2014 10.635%, 8/01/25(a)	67	639
Columbus City School District Series 2016A 5.00%, 12/01/31	1,000	1,146,300

AB MUNICIPAL INCOME FUND II •	67

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

County of Allen OH (Mercy Health/OH) Series 2010B 5.25%, 9/01/27	$2,350	$2,600,486
County of Cuyahoga OH AGC Series 2004 5.00%, 11/15/19	1,160	1,163,213
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.25%, 12/01/25	3,200	3,627,040
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax) Series 2014 5.00%, 12/01/34	1,000	1,132,030
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	770	772,156
5.80%, 5/20/44	1,150	1,153,116
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47	865	792,729
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,646,157
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	4,917,042
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 2/15/33	1,000	1,102,120
Cuyahoga Community College District Series 2009C 5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,701,972
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.00%, 1/15/40	575	555,191
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	1,300	1,468,688

68	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Gallia County Local School District Series 2014 5.00%, 11/01/29	$2,000	$2,251,120
Kent State University Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,404,696
Miami University/Oxford OH Series 2011 5.00%, 9/01/31	1,000	1,116,250
Mount Healthy City School District Series 2015 5.00%, 12/01/33	1,000	1,108,890
Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/43	3,000	3,286,530
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	315	288,405
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	664,452
Ohio Higher Educational Facility Commission (University of Dayton) Series 2011A 5.375%, 12/01/30	750	841,988
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,525,413
Ohio Water Development Authority Series 2010A 5.00%, 12/01/22 (Pre-refunded/ETM)	3,900	4,283,097
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2014 4.00%, 6/01/18	1,500	1,564,065
Princeton City School District Series 2014 4.00%, 12/01/31	1,000	1,051,680
5.00%, 12/01/39	750	842,813
Summit County Development Finance Authority Series 2012 5.00%, 12/01/25	3,760	4,372,918
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,504,963

AB MUNICIPAL INCOME FUND II •	69

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

University of Akron (The) Series 2014A 5.00%, 1/01/32	$4,080	$4,516,927

		88,665,017

California – 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	750	787,492
State of California Series 2004 5.25%, 4/01/29	5	5,015

		792,507

Florida – 2.2%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,058,970
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,300	1,373,086

		2,432,056

Illinois – 2.3%
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/32	2,250	2,488,860

Massachusetts – 0.6%
Commonwealth of Massachusetts NATL Series 2000G 0.545%, 12/01/30(c)	700	637,967

New York – 4.3%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29	3,365	3,788,956
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)	110	124,400
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	635	688,023

		4,601,379

70	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	$375	$389,479

Puerto Rico – 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	375	393,420

Tennessee – 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	630	701,965

Texas – 4.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,104,630
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	1,025	1,137,186
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	700	778,470
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	740	845,938
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	370	420,398

		4,286,622

AB MUNICIPAL INCOME FUND II •	71

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.5%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) AGM Series 2004C 1.085%, 2/15/34(c)	$600	$528,720

Total Investments – 98.5% (cost $102,682,871)		105,917,992
Other assets less liabilities – 1.5%		1,599,477

Net Assets – 100.0%		$107,517,469

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,150	10/04/21	3 Month LIBOR	1.286%	$(80,798)
Morgan Stanley & Co., LLC/(CME Group)	2,720	12/29/21	3 Month LIBOR	1.989%	(3,152)

					$(83,950)

(a)	Illiquid security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the market value of this security amounted to $787,492 or 0.7% of net assets.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $1,166,687 or 1.09% of net assets.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.0% and 0.0%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CME	– Chicago Mercantile Exchange
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
NATL	– National Interstate Corporation

See notes to financial statements.

72	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

AB PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 99.0%
Pennsylvania – 86.6%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,201,769
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) Series 2006 5.00%, 9/01/21	500	500,865
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 1/01/35	415	378,978
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,838,889
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29	1,255	1,399,426
AGM Series 2015A 5.00%, 12/01/37-12/01/40	1,780	1,962,314
Carlisle Area School District Series 2011 5.00%, 9/01/25	4,000	4,574,640
Cheltenham Township School District Series 2016B 5.00%, 2/15/36	1,000	1,099,660
City of Philadelphia PA Series 2014A 5.25%, 7/15/31	2,500	2,820,175
Commonwealth of Pennsylvania Series 2013 5.00%, 4/01/28	1,800	2,014,650
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016A 4.00%, 7/01/35	1,800	1,726,902
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46	500	481,300
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45	300	315,411

AB MUNICIPAL INCOME FUND II •	73

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Delaware County Authority (Elwyn) Series 2010 5.00%, 6/01/25	$1,645	$1,664,773
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30	2,070	2,328,833
Delaware River Port Authority Series 2010D 5.00%, 1/01/29	4,470	4,849,503
Lancaster County Hospital Authority/PA (University of Pennsylvania Health System Obligated Group (The)) Series 2016 5.00%, 8/15/33	1,165	1,289,375
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)	735	827,081
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 5.75%, 7/01/35	765	795,378
New Wilmington Municipal Authority (Westminster College/PA) AGC Series 2007 5.00%, 5/01/27	1,040	1,050,691
Norristown Area School District COP Series 2012 5.00%, 4/01/32	1,000	1,038,230
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,261,080
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp (The)) Series 2012A 5.00%, 11/01/32	2,000	2,174,320
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College) Series 2014 5.00%, 12/01/44	1,000	1,105,220
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 5/01/34	1,800	2,001,006

74	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University) Series 2010 5.00%, 3/01/27-3/01/28	$2,850	$3,100,467
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/23 (Pre-refunded/ETM)	130	138,616
Pennsylvania Intergovernmental Cooperation Authority Series 2009 5.00%, 6/15/23	4,000	4,349,080
Pennsylvania State University Series 2016B 5.00%, 9/01/32	1,000	1,154,070
Pennsylvania Turnpike Commission 5.00%, 12/01/30 (Pre-refunded/ETM)	810	907,014
5.00%, 12/01/30	1,375	1,516,831
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2016A 5.00%, 12/01/32	2,000	2,267,280
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	400	393,072
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(a)(b)(c)	350	3,500
Philadelphia Authority for Industrial Development (Temple University) Series 2016-2 5.00%, 4/01/29	1,000	1,127,440
Philadelphia Gas Works Co. Series 2010-9 5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,229,160
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	3,006,629
School District of Philadelphia (The) Series 2011E 5.25%, 9/01/23	4,000	4,326,200
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	1,075	1,178,157

AB MUNICIPAL INCOME FUND II •	75

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/32-12/01/33	$2,000	$2,179,700
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	4,000	4,411,560
University of Pittsburgh-of the Commonwealth System of Higher Education Series 2014A 4.00%, 9/15/37	2,220	2,290,330
Wilkes-Barre Finance Authority (University of Scranton (The)) Series 2010 5.00%, 11/01/30	2,500	2,747,750
Wilkes-Barre Finance Authority (Wilkes University) Series 2007 5.00%, 3/01/22	205	206,982

		81,234,307

Massachusetts – 1.8%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 5/15/32	1,500	1,698,990

New York – 7.4%
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/39	1,000	1,116,730
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	1,735	1,957,497
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 1.338%, 3/01/27(d)	490	470,117
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/28	3,000	3,379,530

		6,923,874

76	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	$1,180	$1,237,961

Texas – 1.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,200	1,325,556
City of Houston TX Airport System Revenue AGM Series 2000P 0.94%, 7/01/30(d)	525	488,455

		1,814,011

Total Investments – 99.0% (cost $89,708,221)		92,909,143
Other assets less liabilities – 1.0%		946,921

Net Assets – 100.0%		$93,856,064

CENTRALLY CLEARED INTEREST RATE SWAPS (see note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,530	12/29/21	3 Month LIBOR	1.989%	$(4,090)

(a)	Non-income producing security.

(b)	Defaulted.

(c)	Illiquid security.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $958,572 or 1.02% of net assets.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.4% and 0.0%, respectively.

AB MUNICIPAL INCOME FUND II •	77

AB Pennsylvania Portfolio—Portfolio of Investments

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CME	– Chicago Mercantile Exchange
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates

See notes to financial statements.

78	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

AB VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.9%
Long-Term Municipal Bonds – 101.9%
Virginia – 77.3%
Arlington County Industrial Development Authority (AHC LP-3/VA) Series 2001 5.15%, 11/01/31	$1,320	$1,321,663
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)	585	594,670
Chesapeake Bay Bridge & Tunnel District 5.00%, 7/01/46	4,000	4,253,200
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	1,000	1,009,510
City of Chesapeake VA Series 2010D 5.00%, 12/01/25	2,275	2,554,006
City of Hampton VA Series 2010A 5.00%, 1/15/21	1,750	1,876,035
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,282,770
City of Richmond VA 5.00%, 1/15/34(b)	5,000	5,651,050
Series 2009 5.00%, 1/15/28 (Pre-refunded/ETM)	1,000	1,073,750
Series 2009A 5.00%, 7/15/27	1,400	1,524,236
City of Richmond VA (City of Richmond VA Public Utility Revenue) Series 2013A 5.00%, 1/15/29	1,970	2,234,315
City of Suffolk VA Series 2010 5.00%, 8/01/22	1,870	2,090,604
Series 2010A 5.00%, 8/01/22 (Pre-refunded/ETM)	210	233,667
Series 2011 5.00%, 2/01/26 (Pre-refunded/ETM)	1,240	1,389,705
5.00%, 2/01/26	3,820	4,268,239
County of Henrico VA Series 2008A 5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,073,850

AB MUNICIPAL INCOME FUND II •	79

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2010 5.00%, 7/15/24	$6,600	$7,364,544
County of Henrico VA Water & Sewer Revenue Series 2009 5.00%, 5/01/25 (Pre-refunded/ETM)	1,165	1,262,406
Series 2009A 5.00%, 5/01/27 (Pre-refunded/ETM)	1,200	1,300,332
County of Isle Wight VA Series 2008B 6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	3,828,405
Culpeper County Economic Development Authority Series 2014 4.00%, 6/01/29	2,955	3,115,338
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26	1,000	979,730
Fairfax County Economic Development Authority Series 2007 5.00%, 10/01/22 (Pre-refunded/ETM)	1,000	1,032,740
Series 2011 5.00%, 4/01/28 (Pre-refunded/ETM)	8,635	9,548,497
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/34	1,000	1,125,120
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2016 4.00%, 4/01/35	2,000	2,083,740
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/36-10/01/42	3,200	3,386,316
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2009C 5.00%, 5/15/25	1,000	1,072,450
Series 2012 5.00%, 5/15/35	1,800	1,951,326
Series 2014A 5.00%, 5/15/44	2,000	2,188,220
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,594,180

80	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hampton Roads Sanitation District Series 2008 5.00%, 4/01/25 (Pre-refunded/ETM)	$6,650	$6,981,303
Series 2016A 5.00%, 8/01/34	4,000	4,619,000
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42	2,000	2,025,140
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/30	2,000	2,194,520
James City County Economic Development Authority AGM Series 2006 5.00%, 6/15/22 (Pre-refunded/ETM)	4,385	4,478,751
Lexington Industrial Development Authority Series 2006B 5.00%, 12/01/30 (Pre-refunded/ETM)	3,885	4,214,953
Lexington Industrial Development Authority (Lexington Retirement Community, Inc.) Series 2016 4.00%, 1/01/31	1,500	1,437,510
Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	3,820	4,177,705
Montgomery County Industrial Development Authority/VA Series 2008 5.00%, 2/01/24 (Pre-refunded/ETM)	2,000	2,087,880
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	250	275,190
Newport News Redevelopment & Housing Authority (Walker-Newport News LP) Series 2002A 5.55%, 9/20/34	1,880	1,885,772
5.65%, 3/20/44	1,660	1,664,930
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/29	2,200	2,456,630

AB MUNICIPAL INCOME FUND II •	81

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC) Series 2011 5.50%, 9/01/31	$3,750	$4,271,250
Prince William County Industrial Development Authority (Westminster at Lake Ridge) Series 2016 5.00%, 1/01/31(b)	1,700	1,706,613
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/35	1,750	1,966,877
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	3,000	3,262,230
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 9/01/31	1,000	1,054,340
Tobacco Settlement Financing Corp./VA Series 2007B-1 5.00%, 6/01/47	4,000	3,226,040
Town of Leesburg VA Series 2011A 5.00%, 1/15/24 (Pre-refunded/ETM)	395	442,364
5.00%, 1/15/24	1,645	1,845,032
Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	5,000	5,553,600
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(a)	1,615	1,640,291
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,009,090
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27	1,000	1,119,760

82	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Port Authority Series 2016B 5.00%, 7/01/35-7/01/36	$6,160	$6,667,633
Virginia Resources Authority 4.00%, 11/01/34	4,000	4,128,840
Series 2009 5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,667,257
Series 2011B 5.00%, 11/01/26 (Pre-refunded/ETM)	1,120	1,273,989
5.00%, 11/01/26	3,880	4,434,918
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/25	4,000	4,686,440
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	2,500	2,659,500
5.50%, 1/01/42	1,000	1,063,960
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	4,125	4,721,269
Virginia Small Business Financing Authority (Wellmont Health System) Series 2007A 5.125%, 9/01/22	710	724,640
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 1/01/34-1/01/35	3,500	3,819,275

		182,709,106

Arizona – 2.1%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,244,189
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	775,866

		5,020,055

California – 1.2%
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,910	2,069,924

AB MUNICIPAL INCOME FUND II •	83

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	$660	$706,180

		2,776,104

Colorado – 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,342,854

District of Columbia – 7.4%
Metropolitan Washington Airports Authority Series 2009C 5.125%, 10/01/34	5,130	5,445,751
Series 2012A 5.00%, 10/01/30	2,480	2,720,833
Series 2016A 5.00%, 10/01/35	1,200	1,302,708
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(c)	4,300	4,827,352
Washington Metropolitan Area Transit Authority Series 2009A 5.25%, 7/01/27	3,000	3,264,510

		17,561,154

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	433,088
5.25%, 10/01/30	1,000	1,076,670

		1,509,758

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	2,200	2,289,122

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 0.545%, 12/01/30(d)	1,250	1,139,226

84	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	$1,575	$1,671,107

Minnesota – 0.5%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,000	1,130,650

New York – 3.3%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28-11/15/29	5,745	6,474,283
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)	185	209,218
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	1,090	1,181,015

		7,864,516

North Carolina – 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	992,150

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	548,058

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority NATL Series 2003N 5.25%, 7/01/21	2,000	2,183,200
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,641,383

AB MUNICIPAL INCOME FUND II •	85

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2008 5.125%, 12/01/27	$290	$304,245

		4,128,828

Texas – 2.4%
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	1,300	1,445,730
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/36	1,150	1,161,534
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,110	1,268,908
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	630,597
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	1,000	1,115,920

		5,622,689

Washington – 0.2%
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	400	432,924

Wisconsin – 1.8%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)	2,700	3,118,095
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	1,000	1,080,220

		4,198,315

Total Municipal Obligations (cost $233,126,134)		240,936,616

86	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(e)(f) (cost $1,041,311)	1,041,311	$1,041,311

Total Investments – 102.4% (cost $234,167,445)		241,977,927
Other assets less liabilities – (2.4)%		(5,614,685)

Net Assets – 100.0%		$236,363,242

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,520	10/14/21	3 Month LIBOR	1.323%	$(120,622)

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$265,335

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $2,234,961 or 0.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of this security amounted to $1,139,226 or 0.48% of net assets.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

AB MUNICIPAL INCOME FUND II •	87

AB Virginia Portfolio—Portfolio of Investments

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 1.9%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
CME	– Chicago Mercantile Exchange
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
LIBOR	– London Interbank Offered Rates
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

88	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

November 30, 2016 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $123,165,292 and $240,344,101, respectively)	$125,337,853		$248,519,537
Cash collateral due from broker	186,158		502,997
Interest receivable	2,267,001		3,416,825
Receivable for shares of beneficial interest sold	45,535		105,598
Receivable for investment securities sold	– 0	–	2,190,177
Unrealized appreciation on interest rate swaps	– 0	–	303,240
Affiliated dividends receivable	– 0	–	850

Total assets	127,836,547		255,039,224

Liabilities
Due to custodian	889,440		1,255,414
Payable for shares of beneficial interest redeemed	593,671		659,635
Distribution fee payable	42,331		82,634
Dividends payable	38,587		105,973
Advisory fee payable	26,954		72,601
Payable for variation margin on exchange-traded derivatives	13,632		36,815
Administrative fee payable	7,958		6,923
Transfer Agent fee payable	2,208		4,501
Payable for investment securities purchased	– 0	–	3,657,029
Accrued expenses	61,471		69,673

Total liabilities	1,676,252		5,951,198

Net Assets	$126,160,295		$249,088,026

Composition of Net Assets
Shares of beneficial interest, at par	$116,112		$224,366
Additional paid-in capital	125,069,717		240,600,905
Distributions in excess of net investment income	(38,856)		(315,116)
Accumulated net realized gain (loss) on investment transactions	(1,101,177)		122,597
Net unrealized appreciation on investments	2,114,499		8,455,274

	$126,160,295		$249,088,026

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	89

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$101,721,267	9,359,141	$10.87	*

Class B	$364,106	33,553	$10.85

Class C	$24,074,922	2,218,481	$10.85

AB Massachusetts Portfolio

Class A	$174,066,828	15,672,204	$11.11	*

Class B	$113,485	10,235	$11.09

Class C	$53,390,572	4,815,457	$11.09

Advisor Class	$21,517,141	1,938,658	$11.10

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.21 and $11.45, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

90	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	AB Michigan		AB Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $34,004,574 and $77,588,597, respectively)	$34,930,594		$79,793,981
Affiliated issuers (cost $0 and $2,317,145, respectively)	– 0	–	2,317,145
Cash collateral due from broker	45,942		383,796
Receivable for investment securities sold	3,562,315		– 0	–
Interest receivable	521,691		1,178,146
Receivable for shares of beneficial interest sold	3,842		623,674
Receivable due from Adviser	2,629		– 0	–
Affiliated dividends receivable	112		583

Total assets	39,067,125		84,297,325

Liabilities
Due to custodian	450,479		– 0	–
Payable for shares of beneficial interest redeemed	384,751		397,423
Dividends payable	13,138		18,341
Distribution fee payable	11,311		27,225
Administrative fee payable	7,844		7,096
Payable for variation margin on exchange-traded derivatives	3,377		28,530
Transfer Agent fee payable	1,791		1,644
Advisory fee payable	– 0	–	14,558
Accrued expenses	46,830		59,468

Total liabilities	919,521		554,285

Net Assets	$38,147,604		$83,743,040

Composition of Net Assets
Shares of beneficial interest, at par	$37,227		$82,812
Additional paid-in capital	38,603,316		81,356,058
Distributions in excess of net investment income	(16,198)		(51,840)
Accumulated net realized gain (loss) on investment transactions	(1,416,167)		224,941
Net unrealized appreciation on investments	939,426		2,131,069

	$38,147,604		$83,743,040

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	91

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$26,087,030	2,544,471	$10.25	*

Class B	$60,828	5,946	$10.23

Class C	$11,999,746	1,172,238	$10.24

AB Minnesota Portfolio

Class A	$68,188,169	6,744,231	$10.11	*

Class B	$38,445	3,799	$10.12

Class C	$15,516,426	1,533,200	$10.12

*	The maximum offering price per share for Class A of AB Michigan Portfolio and AB Minnesota Portfolio were $10.57 and $10.42, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

92	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	AB New Jersey		AB Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $104,959,617 and $102,682,871, respectively)	$110,054,317		$105,917,992
Affiliated issuers (cost $472,594 and $0, respectively)	472,594		– 0	–
Cash collateral due from broker	205,596		173,423
Interest receivable	1,730,103		1,663,816
Receivable for shares of beneficial interest sold	35,122		154,363
Affiliated dividends receivable	91		42

Total assets	112,497,823		107,909,636

Liabilities
Due to custodian	– 0	–	17,178
Payable for shares of beneficial interest redeemed	136,470		128,210
Dividends payable	60,712		35,189
Distribution fee payable	41,514		38,554
Advisory fee payable	24,872		20,905
Audit and tax fee payable	20,269		20,310
Payable for variation margin on exchange-traded derivatives	14,899		12,574
Administrative fee payable	7,096		7,096
Transfer Agent fee payable	2,193		1,908
Payable for investment securities purchased	– 0	–	67,125
Accrued expenses	43,776		43,118

Total liabilities	351,801		392,167

Net Assets	$112,146,022		$107,517,469

Composition of Net Assets
Shares of beneficial interest, at par	$118,239		$110,353
Additional paid-in capital	111,162,204		109,874,135
Distributions in excess of net investment income	(119,721)		(72,051)
Accumulated net realized loss on investment transactions	(4,021,773)		(5,546,139)
Net unrealized appreciation on investments	5,007,073		3,151,171

	$112,146,022		$107,517,469

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	93

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$83,735,730	8,829,881	$9.48	*

Class B	$225,662	23,795	$9.48

Class C	$28,184,630	2,970,241	$9.49

AB Ohio Portfolio

Class A	$82,379,072	8,454,256	$9.74	*

Class B	$40,347	4,146	$9.73

Class C	$25,098,050	2,576,931	$9.74

*	The maximum offering price per share for Class A of AB New Jersey Portfolio and AB Ohio Portfolio were $9.77 and $10.04, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

94	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	AB Pennsylvania		AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $89,708,221 and $233,126,134, respectively)	$92,909,143		$240,936,616
Affiliated issuers (cost $0 and $1,041,311, respectively)	– 0	–	1,041,311
Cash collateral due from broker	107,859		164,600
Interest receivable	1,220,094		2,916,427
Receivable for shares of beneficial interest sold	420,862		381,227
Unrealized appreciation on interest rate swaps	– 0	–	265,335
Affiliated dividends receivable	– 0	–	768

Total assets	94,657,958		245,706,284

Liabilities
Due to custodian	279,858		– 0	–
Payable for shares of beneficial interest redeemed	354,833		1,316,443
Distribution fee payable	33,227		81,898
Dividends payable	30,131		159,611
Advisory fee payable	20,677		74,958
Administrative fee payable	7,857		7,627
Payable for variation margin on exchange-traded derivatives	7,752		11,967
Transfer Agent fee payable	2,030		2,564
Payable for investment securities purchased	– 0	–	7,617,040
Accrued expenses	65,529		70,934

Total liabilities	801,894		9,343,042

Net Assets	$93,856,064		$236,363,242

Composition of Net Assets
Shares of beneficial interest, at par	$91,592		$216,780
Additional paid-in capital	92,489,261		232,375,159
Distributions in excess of net investment income	(44,320)		(341,241)
Accumulated net realized loss on investment transactions	(1,877,301)		(3,842,651)
Net unrealized appreciation on investments	3,196,832		7,955,195

	$93,856,064		$236,363,242

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	95

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$72,466,508	7,071,942	$10.25	*

Class B	$65,091	6,352	$10.25

Class C	$21,324,465	2,080,901	$10.25

AB Virginia Portfolio

Class A	$172,895,658	15,847,851	$10.91	*

Class B	$113,133	10,386	$10.89

Class C	$53,302,052	4,898,566	$10.88

Advisor Class	$10,052,399	921,170	$10.91

*	The maximum offering price per share for Class A of AB Pennsylvania Portfolio and AB Virginia Portfolio were $10.57and $11.25, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

96	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,529,878		$4,557,633
Dividends – Affiliated issuers	1,341		3,299

Total income	2,531,219		4,560,932

Expenses
Advisory fee (see Note B)	301,347		562,211
Distribution fee – Class A	134,592		238,586
Distribution fee – Class B	1,919		731
Distribution fee – Class C	129,372		277,626
Transfer agency – Class A	19,595		33,828
Transfer agency – Class B	77		26
Transfer agency – Class C	4,714		9,854
Transfer agency – Advisor Class	– 0	–	526
Custodian	47,345		54,699
Administrative	28,698		28,390
Audit and tax	22,847		23,753
Legal	17,511		17,511
Trustees’ fees	11,585		11,674
Registration fees	10,149		7,349
Printing	6,288		15,378
Miscellaneous	3,701		6,207

Total expenses	739,740		1,288,349
Less: expenses waived and reimbursed by the Adviser (see Note B)	(120,069)		(123,251)

Net expenses	619,671		1,165,098

Net investment income	1,911,548		3,395,834

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	230,193		253,333
Swaps	87,100		255,280
Net change in unrealized appreciation/depreciation of:
Investments	(6,027,290)		(11,051,745)
Swaps	(87,071)		(536,292)

Net loss on investment transactions	(5,797,068)		(11,079,424)

Net Decrease in Net Assets from Operations	$(3,885,520)		$(7,683,590)

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	97

Statement of Operations

	AB Michigan	AB Minnesota
Investment Income
Interest	$980,746	$1,509,643
Dividends – Affiliated issuers	743	3,110

Total income	981,489	1,512,753

Expenses
Advisory fee (see Note B)	115,208	192,133
Distribution fee – Class A	40,911	86,477
Distribution fee – Class B	963	173
Distribution fee – Class C	81,803	80,882
Transfer agency – Class A	12,003	17,515
Transfer agency – Class B	85	16
Transfer agency – Class C	6,403	4,288
Custodian	39,673	43,840
Administrative	28,671	28,389
Audit and tax	22,658	23,789
Legal	19,194	17,511
Trustees’ fees	11,498	11,583
Printing	5,960	6,556
Registration fees	3,607	1,730
Miscellaneous	3,596	2,982

Total expenses	392,233	517,864
Less: expenses waived and reimbursed by the Adviser (see Note B)	(110,191)	(96,627)

Net expenses	282,042	421,237

Net investment income	699,447	1,091,516

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	922,400	– 0	–
Swaps	28,023	72,371
Net change in unrealized appreciation/depreciation of:
Investments	(2,503,872)	(3,361,908)
Swaps	(42,047)	(229,420)

Net loss on investment transactions	(1,595,496)	(3,518,957)

Net Decrease in Net Assets from Operations	$(896,049)	$(2,427,441)

See notes to financial statements.

98	• AB MUNICIPAL INCOME FUND II

Statement of Operations

	AB New Jersey	AB Ohio
Investment Income
Interest	$2,364,523	$1,992,203
Dividends – Affiliated issuers	541	565

Total income	2,365,064	1,992,768

Expenses
Advisory fee (see Note B)	264,089	255,235
Distribution fee – Class A	108,833	108,351
Distribution fee – Class B	1,295	238
Distribution fee – Class C	150,238	133,545
Transfer agency – Class A	20,500	21,279
Transfer agency – Class B	61	23
Transfer agency – Class C	7,075	6,684
Custodian	44,815	45,841
Administrative	28,389	28,389
Audit and tax	23,751	23,792
Legal	17,511	17,511
Trustees’ fees	11,599	11,583
Printing	9,010	8,720
Registration fees	2,396	1,254
Miscellaneous	5,086	3,863

Total expenses	694,648	666,308
Less: expenses waived and reimbursed by the Adviser (see Note B)	(98,806)	(112,473)

Net expenses	595,842	553,835

Net investment income	1,769,222	1,438,933

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	275,531	(27,646)
Swaps	111,817	88,869
Net change in unrealized appreciation/depreciation of:
Investments	(5,375,578)	(4,875,583)
Swaps	(173,105)	(146,384)

Net loss on investment transactions	(5,161,335)	(4,960,744)

Net Decrease in Net Assets from Operations	$(3,392,113)	$(3,521,811)

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	99

Statement of Operations

	AB Pennsylvania		AB Virginia
Investment Income
Interest	$1,811,742		$4,466,961
Dividends – Affiliated issuers	623		8,224

Total income	1,812,365		4,475,185

Expenses
Advisory fee (see Note B)	219,707		557,949
Distribution fee – Class A	93,891		236,394
Distribution fee – Class B	355		609
Distribution fee – Class C	112,319		282,498
Transfer agency – Class A	19,087		32,773
Transfer agency – Class B	18		26
Transfer agency – Class C	5,749		9,981
Transfer agency – Advisor Class	– 0	–	403
Custodian	42,620		55,856
Administrative	28,598		28,555
Audit and tax	20,060		23,753
Legal	17,511		17,326
Trustees’ fees	11,588		11,600
Printing	8,064		12,062
Registration fees	2,493		4,098
Miscellaneous	5,754		5,163

Total expenses	587,814		1,279,046
Less: expenses waived and reimbursed by the Adviser (see Note B)	(86,434)		(84,032)

Net expenses	501,380		1,195,014

Net investment income	1,310,985		3,280,171

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	694,773		1,027,910
Swaps	127,667		96,854
Net change in unrealized appreciation/depreciation of:
Investments	(4,869,105)		(11,189,157)
Swaps	(89,028)		(309,283)

Net loss on investment transactions	(4,135,693)		(10,373,676)

Net Decrease in Net Assets from Operations	$(2,824,708)		$(7,093,505)

See notes to financial statements.

100	• AB MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,911,548	$3,898,296
Net realized gain on investment transactions	317,293	369,430
Net change in unrealized appreciation/depreciation of investments	(6,114,361)	3,694,940

Net increase (decrease) in net assets from operations	(3,885,520)	7,962,666
Dividends to Shareholders from
Net investment income
Class A	(1,615,543)	(3,279,548)
Class B	(4,334)	(9,735)
Class C	(291,699)	(609,022)
Transactions in Shares of Beneficial Interest
Net decrease	(16,197)	(1,891,774)

Total increase (decrease)	(5,813,293)	2,172,587
Net Assets
Beginning of period	131,973,588	129,801,001

End of period (including distributions in excess of net investment income of ($38,856) and ($38,828), respectively)	$126,160,295	$131,973,588

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	101

Statement of Changes in Net Assets

	AB Massachusetts
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,395,834	$6,833,214
Net realized gain on investment transactions	508,613	2,021,108
Net change in unrealized appreciation/depreciation of investments	(11,588,037)	3,120,605

Net increase (decrease) in net assets from operations	(7,683,590)	11,974,927
Dividends to Shareholders from
Net investment income
Class A	(2,849,715)	(5,826,919)
Class B	(1,645)	(5,350)
Class C	(622,635)	(1,295,946)
Advisor Class(a)	(54,197)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	16,398,785	(3,848,669)

Total increase	5,187,003	998,043
Net Assets
Beginning of period	243,901,023	242,902,980

End of period (including distributions in excess of net investment income of ($315,116) and ($182,758), respectively)	$249,088,026	$243,901,023

(a)	Commencement of distributions on July 25, 2016.

See notes to financial statements.

102	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Michigan
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$699,447	$1,637,413
Net realized gain on investment transactions	950,423	312,365
Net change in unrealized appreciation/depreciation of investments	(2,545,919)	1,591,443

Net increase (decrease) in net assets from operations	(896,049)	3,541,221
Dividends to Shareholders from
Net investment income
Class A	(507,709)	(1,178,406)
Class B	(2,183)	(6,935)
Class C	(189,555)	(452,153)
Transactions in Shares of Beneficial Interest
Net decrease	(16,965,458)	(1,273,624)

Total increase (decrease)	(18,560,954)	630,103
Net Assets
Beginning of period	56,708,558	56,078,455

End of period (including distributions in excess of net investment income of ($16,198) and ($16,198), respectively)	$38,147,604	$56,708,558

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	103

Statement of Changes in Net Assets

	AB Minnesota
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,091,516	$2,309,843
Net realized gain on investment transactions	72,371	386,919
Net change in unrealized appreciation/depreciation of investments	(3,591,328)	1,344,269

Net increase (decrease) in net assets from operations	(2,427,441)	4,041,031
Dividends to Shareholders from
Net investment income
Class A	(951,051)	(2,081,036)
Class B	(344)	(644)
Class C	(161,602)	(367,356)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	3,710,498	(3,930,204)

Total increase (decrease)	170,060	(2,338,209)
Net Assets
Beginning of period	83,572,980	85,911,189

End of period (including distributions in excess of net investment income of ($51,840) and ($30,359), respectively)	$83,743,040	$83,572,980

See notes to financial statements.

104	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB New Jersey
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,769,222	$3,642,804
Net realized gain on investment transactions	387,348	139,517
Net change in unrealized appreciation/depreciation of investments	(5,548,683)	3,036,640

Net increase (decrease) in net assets from operations	(3,392,113)	6,818,961
Dividends to Shareholders from
Net investment income
Class A	(1,427,973)	(2,977,637)
Class B	(3,270)	(7,900)
Class C	(379,604)	(778,276)
Transactions in Shares of Beneficial Interest
Net decrease	(391,720)	(4,657,467)

Total decrease	(5,594,680)	(1,602,319)
Net Assets
Beginning of period	117,740,702	119,343,021

End of period (including distributions in excess of net investment income of ($119,721) and ($78,096), respectively)	$112,146,022	$117,740,702

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	105

Statement of Changes in Net Assets

	AB Ohio
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,438,933	$3,100,245
Net realized gain (loss) on investment transactions	61,223	(75,098)
Net change in unrealized appreciation/depreciation of investments	(5,021,967)	3,681,109

Net increase (decrease) in net assets from operations	(3,521,811)	6,706,256
Dividends to Shareholders from
Net investment income
Class A	(1,192,586)	(2,602,877)
Class B	(478)	(2,009)
Class C	(267,965)	(638,529)
Transactions in Shares of Beneficial Interest
Net decrease	(2,076,924)	(5,477,808)

Total decrease	(7,059,764)	(2,014,967)
Net Assets
Beginning of period	114,577,233	116,592,200

End of period (including distributions in excess of net investment income of ($72,051) and ($49,955), respectively)	$107,517,469	$114,577,233

See notes to financial statements.

106	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Pennsylvania
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,310,985	$2,813,279
Net realized gain on investment transactions	822,440	135,798
Net change in unrealized appreciation/depreciation of investments	(4,958,133)	2,455,777

Net increase (decrease) in net assets from operations	(2,824,708)	5,404,854
Dividends to Shareholders from
Net investment income
Class A	(1,073,392)	(2,314,328)
Class B	(748)	(2,616)
Class C	(236,893)	(496,335)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	827,931	(6,137,580)

Total decrease	(3,307,810)	(3,546,005)
Net Assets
Beginning of period	97,163,874	100,709,879

End of period (including distributions in excess of net investment income of ($44,320) and ($44,272), respectively)	$93,856,064	$97,163,874

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	107

Statement of Changes in Net Assets

	AB Virginia
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,280,171	$6,733,763
Net realized gain on investment transactions	1,124,764	389,851
Net change in unrealized appreciation/depreciation of investments	(11,498,440)	5,848,373

Net increase (decrease) in net assets from operations	(7,093,505)	12,971,987
Dividends to Shareholders from
Net investment income
Class A	(2,745,491)	(5,690,164)
Class B	(1,317)	(4,412)
Class C	(611,895)	(1,297,297)
Advisor Class(a)	(37,652)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase	694,229	3,838,205

Total increase (decrease)	(9,795,631)	9,818,319
Net Assets
Beginning of period	246,158,873	236,340,554

End of period (including distributions in excess of net investment income of ($341,241) and ($225,057), respectively)	$236,363,242	$246,158,873

(a)	Commencement of distributions on July 25, 2016.

See notes to financial statements.

108	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Effective July 25, 2016, AB Massachusetts Portfolio and AB Virginia Portfolio commenced offering of Advisor Class Shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

AB MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party

110	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

AB MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2016:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$117,200,001		$8,137,852		$125,337,853

Total Investments in Securities		– 0	–	117,200,001		8,137,852		125,337,853
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(58,062)		– 0	–	(58,062	)(b)

Total(c)	$	– 0	–	$117,141,939		$8,137,852		$125,279,791

112	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$246,549,313		$1,970,224		$248,519,537

Total Investments in Securities		– 0	–	246,549,313		1,970,224		248,519,537
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	98,313		– 0	–	98,313	(b)
Interest Rate Swaps		– 0	–	303,240		– 0	–	303,240
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(121,715)		– 0	–	(121,715	)(b)

Total(c)	$	– 0	–	$246,829,151		$1,970,224		$248,799,375

AB Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$33,391,964		$638,630		$34,030,594
Short-Term Municipal Notes		– 0	–	900,000		– 0	–	900,000

Total Investments in Securities		– 0	–	34,291,964		638,630		34,930,594
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	13,406		– 0	–	13,406	(b)
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total(c)	$	– 0	–	$34,305,370		$638,630		$34,944,000

AB MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$75,510,828		$3,283,153		$78,793,981
Short-Term Municipal Notes		– 0	–	1,000,000		– 0	–	1,000,000
Short-Term Investments		2,317,145		– 0	–	– 0	–	2,317,145

Total Investments in Securities		2,317,145		76,510,828		3,283,153		82,111,126
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	34,152		– 0	–	34,152	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(108,467)		– 0	–	(108,467	)(b)

Total(d)		$2,317,145		$76,436,513		$3,283,153		$82,036,811

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$107,799,282		$2,255,035		$110,054,317
Short-Term Investments		472,594		– 0	–	– 0	–	472,594

Total Investments in Securities		472,594		107,799,282		2,255,035		110,526,911
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(87,627)		– 0	–	(87,627	)(b)

Total(c)		$472,594		$107,711,655		$2,255,035		$110,439,284

114	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$103,872,180		$2,045,812		$105,917,992

Total Investments in Securities		– 0	–	103,872,180		2,045,812		105,917,992
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(83,950)		– 0	–	(83,950	)(b)

Total(c)	$	– 0	–	$103,788,230		$2,045,812		$105,834,042

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$89,047,771		$3,861,372		$92,909,143

Total Investments in Securities		– 0	–	89,047,771		3,861,372		92,909,143
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(4,090)		– 0	–	(4,090	)(b)

Total(c)	$	– 0	–	$89,043,681		$3,861,372		$92,905,053

AB MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long Term Municipal Bonds	$	– 0	–	$228,750,330		$12,186,286		$240,936,616
Short-Term Investments		1,041,311		– 0	–	– 0	–	1,041,311

Total Investments in Securities		1,041,311		228,750,330		12,186,286		241,977,927
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	265,335		– 0	–	265,335
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(120,622)		– 0	–	(120,622	)(b)

Total(c)		$1,041,311		$228,895,043		$12,186,286		$242,122,640

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

(d)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$7,014,598		$7,014,598
Accrued discounts/(premiums)	(774)		(774)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(260,124)		(260,124)
Purchases	1,607,152		1,607,152
Sales	(223,000)		(223,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$8,137,852		$8,137,852

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(260,124)		$(260,124)

116	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,507,126		$1,507,126
Accrued discounts/(premiums)	(52)		(52)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(33,703)		(33,703)
Purchases	496,853		496,853
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$1,970,224		$1,970,224

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(33,703)		$(33,703)

AB Michigan Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,879,552		$2,879,552
Accrued discounts/(premiums)	400		400
Realized gain (loss)	34,805		34,805
Change in unrealized appreciation/depreciation	23,283		23,283
Purchases	– 0	–	– 0	–
Sales	(2,299,410)		(2,299,410)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$638,630		$638,630

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$39,767		$39,767

AB Minnesota Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,730,333		$1,730,333
Accrued discounts/(premiums)	(3,669)		(3,669)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(76,198)		(76,198)
Purchases	470,277		470,277
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,270,094		1,270,094
Transfers out of Level 3	(107,684)		(107,684)

Balance as of 11/30/16	$3,283,153		$3,283,153	(a)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(76,198)		$(76,198)

AB MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

AB New Jersey Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$360,460		$360,460
Accrued discounts/(premiums)	(1,909)		(1,909)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(101,254)		(101,254)
Purchases	1,997,738		1,997,738
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$2,255,035		$2,255,035

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(101,254)		$(101,254)

AB Ohio Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,192,182		$2,192,182
Accrued discounts/(premiums)	(1,924)		(1,924)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(144,446)		(144,446)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$2,045,812		$2,045,812

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(144,446)		$(144,446)

AB Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,878,296		$2,878,296
Accrued discounts/(premiums)	(433)		(433)
Realized gain (loss)	3,865		3,865
Change in unrealized appreciation/depreciation	(21,068)		(21,068)
Purchases	1,310,000		1,310,000
Sales	(309,288)		(309,288)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$3,861,372		$3,861,372

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(12,164)		$(12,164)

118	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$6,315,195		$6,315,195
Accrued discounts/(premiums)	(19,678)		(19,678)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(285,927)		(285,927)
Purchases	6,176,696		6,176,696
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$12,186,286		$12,186,286

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(285,927)		$(285,927)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

As of November 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus

AB MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discounts and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

120	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	Effective February 1, 2013 to January 29, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.48%	1.48%
AB Massachusetts	.82%	1.52%	1.52%
AB Michigan	.90%	1.60%	1.60%
AB Minnesota	.90%	1.60%	1.60%
AB New Jersey	.87%	1.57%	1.57%
AB Ohio	.85%	1.55%	1.55%
AB Pennsylvania	.90%	1.60%	1.60%
AB Virginia	.80%	1.50%	1.50%

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.53%	1.53%
AB Massachusetts	.77%	1.52%	1.52%
AB Michigan	.85%	1.60%	1.60%
AB Minnesota	.85%	1.60%	1.60%
AB New Jersey	.82%	1.57%	1.57%
AB Ohio	.80%	1.55%	1.55%
AB Pennsylvania	.85%	1.60%	1.60%
AB Virginia	.80%	1.55%	1.55%

	Effective July 25, 2016
Portfolio	Advisor Class
AB Massachusetts		.52%
AB Virginia		.55%

AB MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

The Expense Caps will extend through September 30, 2017 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2016, such reimbursements/waivers amounted to $118,936, $120,670, $109,577, $94,155, $98,365, $112,032, $85,943 and $77,605 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2016, the reimbursement for such services amounted to $28,698, $28,390, $28,671, $28,389, $28,389, $28,389, $28,598 and $28,555 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2016, such compensation retained by ABIS amounted to: $9,040, $15,838, $9,053, $9,052, $10,228, $9,178, $9,727 and $14,400 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2016 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class B			Class C
AB Arizona	$109		$	– 0	–	$	– 0	–	$978
AB Massachusetts	113			989			– 0	–	1,309
AB Michigan	5			– 0	–		34		1,877
AB Minnesota	198			– 0	–		– 0	–	749
AB New Jersey	– 0	–		26			– 0	–	667
AB Ohio	– 0	–		– 0	–		30		346
AB Pennsylvania	– 0	–		– 0	–		– 0	–	99
AB Virginia	49			– 0	–		– 0	–	770

122	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no advisory fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), has a contractual advisory fee rate of .20% and continues to bear its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended November 30, 2016, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,133	New Jersey	$441
Massachusetts	2,581	Ohio	441
Michigan	614	Pennsylvania	491
Minnesota	2,472	Virginia	6,427

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2016 is as follows:

Portfolio	Market Value 5/31/16 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)			Dividend Income (000)
AB Arizona	$3,225		$8,396	$11,621	$	– 0	–	$1
AB Massachusetts	3,265		30,425	33,690		– 0	–	3
AB Michigan	314		5,962	6,276		– 0	–	1
AB Minnesota	1,703		7,828	7,214		2,317		3
AB New Jersey	449		7,025	7,001		473		1
AB Ohio	629		7,382	8,011		– 0	–	1
AB Pennsylvania	– 0	–	7,351	7,351		– 0	–	1
AB Virginia	1,253		21,894	22,106		1,041		8

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Effective January 30, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of

AB MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB Arizona	$3,377,208	$2,241,666
AB Massachusetts	3,328,527	4,050,665
AB Michigan	3,151,534	4,568,678
AB Minnesota	2,638,922	2,857,314
AB New Jersey	5,236,576	3,791,922
AB Ohio	4,270,992	4,062,848
AB Pennsylvania	3,518,982	3,580,332
AB Virginia	3,534,666	3,409,060

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2016, were as follows:

Portfolio	Purchases		Sales
AB Arizona	$12,626,838		$8,444,060
AB Massachusetts	41,526,829		18,077,463
AB Michigan	– 0	–	19,803,543
AB Minnesota	3,229,171		1,489,761
AB New Jersey	7,728,832		8,172,145
AB Ohio	3,328,905		5,663,785
AB Pennsylvania	14,696,682		14,423,667
AB Virginia	48,717,008		38,340,317

There were no purchases or sales of U.S. government and government agency obligations for the six months ended November 30, 2016.

124	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$3,409,142	$(1,236,581)	$2,172,561
AB Massachusetts	10,711,749	(2,536,313)	8,175,436
AB Michigan	1,076,601	(150,581)	926,020
AB Minnesota	2,714,255	(508,871)	2,205,384
AB New Jersey	5,894,352	(799,652)	5,094,700
AB Ohio	3,927,483	(692,362)	3,235,121
AB Pennsylvania	4,526,812	(1,325,890)	3,200,922
AB Virginia	10,177,018	(2,366,536)	7,810,482

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the

AB MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized at cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in the net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

126	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2016, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the six months ended November 30, 2016, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include

AB MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended November 30, 2016, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$58,062	*

Total				$58,062

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

128	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$87,100	$(87,071)

Total		$87,100	$(87,071)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$98,313	*	Receivable/Payable for variation margin on exchange-traded derivatives	$121,715	*
Interest rate contracts	Unrealized appreciation on interest rate swaps	303,240

Total		$401,553			$121,715

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$255,280	$(536,292)

Total		$255,280	$(536,292)

AB MUNICIPAL INCOME FUND II •	129

Notes to Financial Statements

AB Michigan Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$13,406	*

Total		$13,406

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$28,023	$(42,047)

Total		$28,023	$(42,047)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$34,152	*	Receivable/Payable for variation margin on exchange-traded derivatives	$108,467	*

Total		$34,152			$108,467

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$72,371	$(229,420)

Total		$72,371	$(229,420)

130	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB New Jersey Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$87,627	*

Total				$87,627

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$111,817	$(173,105)

Total		$111,817	$(173,105)

AB Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$83,950	*

Total				$83,950

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

AB MUNICIPAL INCOME FUND II •	131

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$88,869	$(146,384)

Total		$88,869	$(146,384)

AB Pennsylvania Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$4,090	*

Total				$4,090

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$127,667	$(89,028)

Total		$127,667	$(89,028)

132	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$120,622	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$265,335

Total		$265,335		$120,622

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$96,854	$(309,283)

Total		$96,854	$(309,283)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2016:

AB Arizona Portfolio
Inflation Swaps:
Average notional amount	$2,801,667	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,571,429

(a)	Positions were open for five months during the period.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$8,000,000
Inflation Swaps:
Average notional amount	$5,050,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,591,429

(a)	Positions were open for five months during the period.

AB MUNICIPAL INCOME FUND II •	133

Notes to Financial Statements

AB Michigan Portfolio
Inflation Swaps:
Average notional amount	$1,166,667	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,500,000

(a)	Positions were open for five months during the period.

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$3,500,000	(a)
Inflation Swaps:
Average notional amount	$1,758,333	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,958,571

(a)	Positions were open for two months during the period.

(b)	Positions were open for five months during the period.

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$3,000,000	(a)
Inflation Swaps:
Average notional amount	$2,443,333	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,170,000	(a)

(a)	Positions were open for four months during the period.

(b)	Positions were open for five months during the period.

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$3,600,000	(a)
Inflation Swaps:
Average notional amount	$2,357,500	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,830,000	(c)

(a)	Positions were open for two months during the period.

(b)	Positions were open for five months during the period.

(c)	Positions were open for four months during the period.

AB Pennsylvania Portfolio
Inflation Swaps:
Average notional amount	$2,060,833	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,215,000	(b)

(a)	Positions were open for five months during the period.

(b)	Positions were open for one month during the period.

134	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$7,000,000
Inflation Swaps:
Average notional amount	$5,198,333	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$10,920,000

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2016:

AB Arizona Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$13,632	$	– 0	–	$(13,632)	$	– 0	–	$	– 0	–

Total	$13,632	$	– 0	–	$(13,632)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$303,240	$	– 0	–	$	– 0	–		$(303,240)		$	– 0	–

Total	$303,240	$	– 0	–	$	– 0	–		$(303,240)		$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$36,815	$	– 0	–		$(36,815)		$	– 0	–	$	– 0	–

Total	$36,815	$	– 0	–		$(36,815)		$	– 0	–	$	– 0	–

AB MUNICIPAL INCOME FUND II •	135

Notes to Financial Statements

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB Michigan Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$3,377	$	– 0	–	$(3,377)	$	– 0	–	$	– 0	–

Total	$3,377	$	– 0	–	$(3,377)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB Minnesota Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$28,530	$	– 0	–	$(28,530)	$	– 0	–	$	– 0	–

Total	$28,530	$	– 0	–	$(28,530)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB New Jersey Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$14,899	$	– 0	–	$(14,899)	$	– 0	–	$	– 0	–

Total	$14,899	$	– 0	–	$(14,899)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

136	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Ohio Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$12,574	$	– 0	–	$(12,574)	$	– 0	–	$	– 0	–

Total	$12,574	$	– 0	–	$(12,574)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB Pennsylvania Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$7,752	$	– 0	–	$(7,752)	$	– 0	–	$	– 0	–

Total	$7,752	$	– 0	–	$(7,752)	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$265,335	$	– 0	–	$	– 0	–		$(265,335)		$	– 0	–

Total	$265,335	$	– 0	–	$	– 0	–		$(265,335)		$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$11,967	$	– 0	–		$(11,967)		$	– 0	–	$	– 0	–

Total	$11,967	$	– 0	–		$(11,967)		$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at November 30, 2016.

AB MUNICIPAL INCOME FUND II •	137

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	546,756	1,111,356	$6,249,509	$12,471,461

Shares issued in reinvestment of dividends	79,779	163,623	904,326	1,825,500

Shares converted from Class B	550	2,331	6,296	26,014

Shares redeemed	(599,645)	(1,437,307)	(6,806,123)	(16,033,712)

Net increase (decrease)	27,440	(159,997)	$354,008	$(1,710,737)

Class B
Shares sold	26	54	$300	$600

Shares issued in reinvestment of dividends	13	65	145	726

Shares converted to Class A	(551)	(2,335)	(6,296)	(26,014)

Shares redeemed	(1)	(1,224)	(12)	(13,764)

Net decrease	(513)	(3,440)	$(5,863)	$(38,452)

Class C
Shares sold	167,946	319,230	$1,911,454	$3,578,570

Shares issued in reinvestment of dividends	15,884	34,159	179,784	380,439

Shares redeemed	(217,319)	(366,688)	(2,455,580)	(4,101,594)

Net decrease	(33,489)	(13,299)	$(364,342)	$(142,585)

138	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Massachusetts Portfolio
	Shares			Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016		Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	1,387,402	2,549,347		$16,148,194		$29,351,253

Shares issued in reinvestment of dividends	140,942	277,130		1,631,484		3,183,230

Shares converted from Class B	4,371	15,871		50,926		181,212

Shares redeemed	(2,164,635)	(3,152,594)		(24,869,011)		(36,137,677)

Net decrease	(631,920)	(310,246)		$(7,038,407)		$(3,421,982)

Class B
Shares sold	678	1,042		$7,895		$11,951

Shares issued in reinvestment of dividends	141	427		1,638		4,887

Shares converted to Class A	(4,378)	(15,895)		(50,926)		(181,212)

Shares redeemed	(1)	(6,933)		(4)		(78,251)

Net decrease	(3,560)	(21,359)		$(41,397)		$(242,625)

Class C
Shares sold	309,050	431,364		$3,590,640		$4,953,748

Shares issued in reinvestment of dividends	40,705	85,648		470,203		982,047

Shares redeemed	(235,983)	(534,316)		(2,728,630)		(6,119,857)

Net increase (decrease)	113,772	(17,304)		$1,332,213		$(184,062)

Advisor Class(a)
Shares sold	1,973,732	– 0	–	$22,545,241	$	– 0	–

Shares issued in reinvestment of dividends	1,047	– 0	–	11,862		– 0	–

Shares redeemed	(36,121)	– 0	–	(410,727)		– 0	–

Net increase	1,938,658	– 0	–	$22,146,376	$	– 0	–

(a)	Commenced distribution on July 25, 2016.

AB MUNICIPAL INCOME FUND II •	139

Notes to Financial Statements

	AB Michigan Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	103,147	530,410	$1,110,332	$5,566,328

Shares issued in reinvestment of dividends	28,299	71,191	303,626	746,157

Shares converted from Class B	1,326	9,462	14,358	99,296

Shares redeemed	(1,122,892)	(682,720)	(12,053,189)	(7,123,862)

Net decrease	(990,120)	(71,657)	$(10,624,873)	$(712,081)

Class B
Shares sold	398	1,290	$4,266	$13,468

Shares issued in reinvestment of dividends	202	661	2,173	6,904

Shares converted to Class A	(1,329)	(9,481)	(14,358)	(99,296)

Shares redeemed	(15,693)	(3,214)	(167,838)	(33,239)

Net decrease	(16,422)	(10,744)	$(175,757)	$(112,163)

Class C
Shares sold	53,057	173,036	$574,071	$1,816,157

Shares issued in reinvestment of dividends	12,027	31,950	129,020	334,389

Shares redeemed	(641,316)	(248,505)	(6,867,919)	(2,599,926)

Net decrease	(576,232)	(43,519)	$(6,164,828)	$(449,380)

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	631,322	637,238	$6,627,679	$6,653,214

Shares issued in reinvestment of dividends	61,868	137,180	650,539	1,430,968

Shares converted from Class B	17	202	183	2,093

Shares redeemed	(342,648)	(1,173,230)	(3,586,023)	(12,192,050)

Net increase (decrease)	350,559	(398,610)	$3,692,378	$(4,105,775)

140	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class B
Shares sold	2,716	29	$28,923	$300

Shares issued in reinvestment of dividends	33	62	344	635

Shares converted to Class A	(17)	(202)	(183)	(2,093)

Shares redeemed	(333)	(1,736)	(3,501)	(18,291)

Net increase (decrease)	2,399	(1,847)	$25,583	$(19,449)

Class C
Shares sold	63,726	146,465	$667,280	$1,530,483

Shares issued in reinvestment of dividends	11,930	26,927	125,563	281,172

Shares redeemed	(76,036)	(155,563)	(800,306)	(1,616,635)

Net increase (decrease)	(380)	17,829	$(7,463)	$195,020

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	548,983	775,512	$5,401,363	$7,610,479

Shares issued in reinvestment of dividends	75,766	156,060	750,563	1,524,430

Shares converted from Class B	3,517	11,918	35,182	115,261

Shares redeemed	(599,661)	(1,511,262)	(5,946,470)	(14,716,793)

Net increase (decrease)	28,605	(567,772)	$240,638	$(5,466,623)

Class B
Shares sold	60	1,818	$600	$18,042

Shares issued in reinvestment of dividends	329	804	3,257	7,842

Shares converted to Class A	(3,517)	(11,916)	(35,182)	(115,261)

Shares redeemed	(1,438)	(107)	(14,405)	(1,048)

Net decrease	(4,566)	(9,401)	$(45,730)	$(90,425)

AB MUNICIPAL INCOME FUND II •	141

Notes to Financial Statements

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class C
Shares sold	75,092	312,531	$751,062	$3,057,868

Shares issued in reinvestment of dividends	25,120	52,647	249,006	514,539

Shares redeemed	(159,906)	(273,704)	(1,586,696)	(2,672,826)

Net increase (decrease)	(59,694)	91,474	$(586,628)	$899,581

	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	422,902	468,458	$4,309,643	$4,693,356

Shares issued in reinvestment of dividends	71,488	159,196	726,774	1,594,894

Shares converted from Class B	695	9,541	7,123	94,895

Shares redeemed	(620,015)	(833,018)	(6,328,021)	(8,304,852)

Net decrease	(124,930)	(195,823)	$(1,284,481)	$(1,921,707)

Class B
Shares sold	188	421	$1,920	$4,200

Shares issued in reinvestment of dividends	44	198	446	1,975

Shares converted to Class A	(696)	(9,544)	(7,123)	(94,895)

Shares redeemed	(513)	(479)	(5,250)	(4,709)

Net decrease	(977)	(9,404)	$(10,007)	$(93,429)

Class C
Shares sold	64,742	112,921	$659,785	$1,131,579

Shares issued in reinvestment of dividends	18,397	43,429	187,033	434,544

Shares redeemed	(159,804)	(504,896)	(1,629,254)	(5,028,796)

Net decrease	(76,665)	(348,546)	$(782,436)	$(3,462,673)

142	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	341,981	449,263	$3,612,891	$4,713,111

Shares issued in reinvestment of dividends	60,777	131,927	648,604	1,391,276

Shares converted from Class B	809	6,695	8,695	70,434

Shares redeemed	(316,386)	(1,174,378)	(3,357,058)	(12,362,957)

Net increase (decrease)	87,181	(586,493)	$913,132	$(6,188,136)

Class B
Shares sold	152	308	$1,620	$3,240

Shares issued in reinvestment of dividends	61	240	649	2,528

Shares converted to Class A	(809)	(6,695)	(8,695)	(70,434)

Shares redeemed	(1)	(3,049)	(4)	(32,090)

Net decrease	(597)	(9,196)	$(6,430)	$(96,756)

Class C
Shares sold	84,652	134,345	$911,125	$1,418,446

Shares issued in reinvestment of dividends	16,777	34,737	179,018	366,393

Shares redeemed	(109,827)	(155,505)	(1,168,914)	(1,637,527)

Net increase (decrease)	(8,398)	13,577	$(78,771)	$147,312

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	886,305	1,771,701	$10,092,565	$19,977,912

Shares issued in reinvestment of dividends	129,504	269,980	1,471,001	3,030,914

Shares converted from Class B	961	19,692	11,003	218,951

Shares redeemed	(1,843,968)	(1,742,490)	(20,861,083)	(19,509,514)

Net increase (decrease)	(827,198)	318,883	$(9,286,514)	$3,718,263

AB MUNICIPAL INCOME FUND II •	143

Notes to Financial Statements

	AB Virginia Portfolio
	Shares				Amount
	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class B
Shares sold	162		545		$1,850		$6,100

Shares issued in reinvestment of dividends	104		318		1,175		3,562

Shares converted to Class A	(963)		(19,724)		(11,003)		(218,951)

Shares redeemed	– 0	–	(735)		(1)		(8,378)

Net decrease	(697)		(19,596)		$(7,979)		$(217,667)

Class C
Shares sold	162,825		473,447		$1,854,814		$5,305,498

Shares issued in reinvestment of dividends	40,781		85,677		461,755		959,418

Shares redeemed	(240,931)		(530,867)		(2,716,848)		(5,927,307)

Net increase (decrease)	(37,325)		28,257		$(400,279)		$337,609

Advisor Class(a)
Shares sold	930,547		– 0	–	$10,493,649	$	– 0	–

Shares issued in reinvestment of dividends	1,729		– 0	–	19,168		– 0	–

Shares redeemed	(11,106)		– 0	–	(123,816)		– 0	–

Net increase	921,170		– 0	–	$10,389,001	$	– 0	–

(a)	Commenced distribution on July 25, 2016.

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

144	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico experienced a significant downturn during the recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low ratings by the credit rating organizations. More recently Puerto Rico has defaulted on its debt payments, and if the general economic situation in Puerto Rico persists, the volatility and credit quality of Puerto Rican municipal securities will continue to be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to a heightened risk of

AB MUNICIPAL INCOME FUND II •	145

Notes to Financial Statements

rising interest rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Tax Risk—There is no guarantee that all of a Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax

146	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the net income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolios shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2016.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal year ended May 31, 2016 and period ended May 31, 2015 were as follows:

AB Arizona Portfolio	2016	2015
Distributions paid from:
Ordinary income	$17,423	$14,371

Total taxable distributions	17,423	14,371
Tax exempt distributions	3,880,882	2,923,238

Total distributions paid	$3,898,305	$2,937,609

AB MUNICIPAL INCOME FUND II •	147

Notes to Financial Statements

AB Massachusetts Portfolio	2016	2015
Distributions paid from:
Ordinary income	$253,184	$171,400

Total taxable distributions	253,184	171,400
Tax exempt distributions	6,875,031	4,912,570

Total distributions paid	$7,128,215	$5,083,970

AB Michigan Portfolio	2016	2015
Distributions paid from:
Ordinary income	$4,531	$4,449

Total taxable distributions	4,531	4,449
Tax exempt distributions	1,632,963	1,174,960

Total distributions paid	$1,637,494	$1,179,409

AB Minnesota Portfolio	2016	2015
Distributions paid from:
Ordinary income	$116,840	$78,065
Long-term capital gains	3,454	493,088

Total taxable distributions	120,294	571,153
Tax exempt distributions	2,328,742	1,600,873

Total distributions paid	$2,449,036	$2,172,026

AB New Jersey Portfolio	2016	2015
Distributions paid from:
Ordinary income	$117,128	$78,988

Total taxable distributions	117,128	78,988
Tax exempt distributions	3,646,685	2,716,354

Total distributions paid	$3,763,813	$2,795,342

AB Ohio Portfolio	2016	2015
Distributions paid from:
Ordinary income	$130,039	$88,812

Total taxable distributions	130,039	88,812
Tax exempt distributions	3,113,376	2,307,820

Total distributions paid	$3,243,415	$2,396,632

AB Pennsylvania Portfolio	2016	2015
Distributions paid from:
Ordinary income	$4,793	$3,732

Total taxable distributions	4,793	3,732
Tax exempt distributions	2,808,486	2,035,616

Total distributions paid	$2,813,279	$2,039,348

148	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio	2016	2015
Distributions paid from:
Ordinary income	$238,512	$984,666

Total taxable distributions	238,512	984,666
Tax exempt distributions	6,753,361	3,641,794

Total distributions paid	$6,991,873	$4,626,460

As of May 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)	Undistributed Long-Term Gains	Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$	– 0	–	$	– 0	–	$(1,418,469)	$8,228,860	$6,810,391
AB Massachusetts	– 0	–	– 0	–	(386,016)	19,973,612	19,587,596
AB Michigan	– 0	–	– 0	–	(2,366,590)	3,485,345	1,118,755
AB Minnesota	– 0	–	179,048	– 0	–	5,685,332	5,864,380
AB New Jersey	– 0	–	– 0	–	(4,403,037)	10,537,073	6,134,036
AB Ohio	– 0	–	– 0	–	(5,607,362)	8,162,248	2,554,886
AB Pennsylvania	12,740	– 0	–	(2,699,741)	8,154,965	5,467,964
AB Virginia	– 0	–	– 0	–	(4,967,415)	19,392,649	14,425,234

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2016, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal period, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB New Jersey Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio utilized capital loss carryforwards of $359,635, $1,721,306, $312,383, $17,489, $135,947 and $127,555, respectively, to offset current year net realized gains.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of tender option bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

AB MUNICIPAL INCOME FUND II •	149

Notes to Financial Statements

As of May 31, 2016, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount		Long-Term Amount	Expiration
Arizona	$520,075		$898,394	No expiration
Massachusetts	55,827		330,189	No expiration
Michigan	682,935		1,683,655	No expiration
New Jersey	236,173		n/a	2018
New Jersey	95,620		n/a	2019
New Jersey	2,295,421		1,775,823	No expiration
Ohio	1,705,408		3,901,954	No expiration
Pennsylvania	– 0	–	2,699,741	No expiration
Virginia	1,382,340		3,585,075	No expiration

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

At a Special Meeting of Shareholders of AB Michigan Portfolio (the “Portfolio) held on November 22, 2016, shareholders, at the recommendation of the Board, approved a proposal to liquidate and terminate the Portfolio (the “Liquidation”). The Portfolio will make the liquidating distributions on January 23, 2017.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolios’ financial statements through this date.

150	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.36	$ 11.01	$ 11.05	$ 10.72	$ 11.41	$ 10.95	$ 11.17

Income From Investment Operations
Net investment income(b)(c)	.17	.35	.25	.40	.40	.43	.45
Net realized and unrealized gain (loss) on investment transactions	(.49)	.35	(.04)	.33	(.69)	.46	(.13)

Net increase (decrease) in net asset value from operations	(.32)	.70	.21	.73	(.29)	.89	.32

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.35)	(.25)	(.40)	(.40)	(.43)	(.46)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)

Total dividends and distributions	(.17)	(.35)	(.25)	(.40)	(.40)	(.43)	(.54)

Net asset value, end of period	$ 10.87	$ 11.36	$ 11.01	$ 11.05	$ 10.72	$ 11.41	$ 10.95

Total Return
Total investment return based on net asset value(d)	(2.86)%	6.50%	1.94%	6.90%	(2.65)%	8.27%	3.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,721	$106,037	$104,489	$107,843	$117,342	$140,768	$134,466
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	.78	%^	.78%	.80	%^	.79%	.79%	.79%	.78%
Expenses, before waivers/reimbursements(e)(h)	.96	%^	.96%	1.00	%^	.99%	.93%	.95%	.95%
Net investment income(b)	3.00	%^	3.17%	3.43	%^	3.65%	3.54%	3.85%	4.22%
Portfolio turnover rate	6%	11%	21%	15%	24%	17%	2%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	151

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Income From Investment Operations
Net investment income(b)(c)	.13	.27	.20	.32	.32	.35	.38
Net realized and unrealized gain (loss) on investment transactions	(.50)	.36	(.04)	.33	(.69)	.46	(.14)

Net increase (decrease) in net asset value from operations	(.37)	.63	.16	.65	(.37)	.81	.24

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.27)	(.20)	(.32)	(.32)	(.35)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)

Total dividends and distributions	(.13)	(.27)	(.20)	(.32)	(.32)	(.35)	(.46)

Net asset value, end of period	$ 10.85	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93

Total Return
Total investment return based on net asset value(d)	(3.31)%	5.81%	1.45%	6.17%	(3.34)%	7.54%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$364	$387	$412	$546	$769	$1,933	$2,330
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.53	%^	1.53%	1.53	%^	1.49%	1.49%	1.49%	1.48%
Expenses, before waivers/reimbursements(e)(h)	1.71	%^	1.71%	1.72	%^	1.70%	1.63%	1.67%	1.67%
Net investment income(b)	2.26	%^	2.43%	2.72	%^	2.96%	2.83%	3.17%	3.53%
Portfolio turnover rate	6%	11%	21%	15%	24%	17%	2%

See footnote summary on pages 177-178.

152	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Income From Investment Operations
Net investment income(b)(c)	.13	.27	.20	.32	.32	.35	.38
Net realized and unrealized gain (loss) on investment transactions	(.50)	.36	(.04)	.33	(.69)	.46	(.14)

Net increase (decrease) in net asset value from operations	(.37)	.63	.16	.65	(.37)	.81	.24

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.27)	(.20)	(.32)	(.32)	(.35)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)

Total dividends and distributions	(.13)	(.27)	(.20)	(.32)	(.32)	(.35)	(.46)

Net asset value, end of period	$ 10.85	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93

Total Return
Total investment return based on net asset value(d)	(3.31)%	5.81%	1.45%	6.17%	(3.34)%	7.54%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,075	$25,550	$24,900	$25,203	$30,060	$35,464	$32,103
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.53	%^	1.53%	1.53	%^	1.49%	1.49%	1.49%	1.48%
Expenses, before waivers/reimbursements(e)(h)	1.71	%^	1.71%	1.72	%^	1.70%	1.63%	1.65%	1.66%
Net investment income(b)	2.25	%^	2.43%	2.71	%^	2.96%	2.84%	3.16%	3.53%
Portfolio turnover rate	6%	11%	21%	15%	24%	17%	2%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	153

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.61	$ 11.37	$ 11.36	$ 11.05	$ 11.87	$ 11.28	$ 11.32

Income From Investment Operations
Net investment income(b)(c)	.17	.35	.24	.37	.37	.39	.38
Net realized and unrealized gain (loss) on investment transactions	(.50)	.25	.02	.33	(.76)	.61	(.02	)†

Net increase (decrease) in net asset value from operations	(.33)	.60	.26	.70	(.39)	1.00	.36

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.36)	(.25)	(.39)	(.39)	(.41)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.36)	(.25)	(.39)	(.43)	(.41)	(.40)

Net asset value, end of period	$ 11.11	$ 11.61	$ 11.37	$ 11.36	$ 11.05	$ 11.87	$ 11.28

Total Return
Total investment return based on net asset value(d)	(2.86)%	5.38%	2.26%	6.42%	(3.38)%	8.98%	3.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,067	$189,259	$188,934	$194,274	$202,230	$233,271	$215,025
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.77	%^	.77%	.80	%^	.82%	.82%	.82%	.82%
Expenses, before waivers/reimbursements(h)	.87	%^	.87%	.90	%^	.91%	.88%	.88%	.89%
Net investment income(b)	2.88	%^	3.04%	3.10	%^	3.35%	3.18%	3.33%	3.51%
Portfolio turnover rate	7%	15%	12%	9%	19%	6%	15%

See footnote summary on pages 177-178.

154	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.25	$ 11.29

Income From Investment Operations
Net investment income(b)(c)	.13	.27	.18	.30	.29	.31	.30
Net realized and unrealized gain (loss) on investment transactions	(.50)	.25	.02	.32	(.76)	.62	(.01	)†

Net increase (decrease) in net asset value from operations	(.37)	.52	.20	.62	(.47)	.93	.29

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.28)	(.19)	(.31)	(.31)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.28)	(.19)	(.31)	(.35)	(.33)	(.33)

Net asset value, end of period	$ 11.09	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.25

Total Return
Total investment return based on net asset value(d)	(3.22)%	4.61%	1.77%	5.70%	(4.05)%	8.34%	2.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113	$160	$399	$656	$1,426	$2,223	$3,086
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.52	%^	1.52%	1.52	%^	1.52%	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements(h)	1.62	%^	1.64%	1.63	%^	1.61%	1.58%	1.60%	1.61%
Net investment income(b)	2.14	%^	2.32%	2.39	%^	2.69%	2.49%	2.66%	2.81%
Portfolio turnover rate	7%	15%	12%	9%	19%	6%	15%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	155

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.26	$ 11.30

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.18	.30	.29	.31	.31
Net realized and unrealized gain (loss) on investment transactions	(.49)	.26	.02	.32	(.76)	.61	(.02	)†

Net increase (decrease) in net asset value from operations	(.37)	.52	.20	.62	(.47)	.92	.29

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.28)	(.19)	(.31)	(.31)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.28)	(.19)	(.31)	(.35)	(.33)	(.33)

Net asset value, end of period	$ 11.09	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.26

Total Return
Total investment return based on net asset value(d)	(3.23)%	4.61%	1.77%	5.70%	(4.06)%	8.24%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,391	$54,482	$53,570	$54,108	$64,298	$70,889	$58,968
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.52	%^	1.52%	1.52	%^	1.52%	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements(h)	1.62	%^	1.63%	1.63	%^	1.61%	1.59%	1.59%	1.60%
Net investment income(b)	2.14	%^	2.29%	2.39	%^	2.67%	2.49%	2.64%	2.81%
Portfolio turnover rate	7%	15%	12%	9%	19%	6%	15%

See footnote summary on pages 177-178.

156	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
July 25, 2016 to November 30, 2016(f) (unaudited)

Net asset value, beginning of period	$ 11.72

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain (loss) on investment transactions	(.61)

Net increase (decrease) in net asset value from operations	(.49)

Less: Dividends
Dividends from net investment income	(.13)

Net asset value, end of period	$ 11.10

Total Return
Total investment return based on net asset value(d)	(4.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.52%^
Expenses, before waivers/reimbursements(h)	.62%^
Net investment income(b)	3.15%^
Portfolio turnover rate	7%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	157

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.69	$ 10.33	$ 10.33	$ 9.96	$ 11.01	$ 10.76	$ 10.89

Income From Investment Operations
Net investment income(b)(c)	.16	.34	.23	.36	.35	.39	.41
Net realized and unrealized gain (loss) on investment transactions	(.44)	.36	(.00	)(g)	.37	(.94)	.28	(.11)

Net increase (decrease) in net asset value from operations	(.28)	.70	.23	.73	(.59)	.67	.30

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.34)	(.23)	(.36)	(.37)	(.41)	(.43)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–

Total dividends and distributions	(.16)	(.34)	(.23)	(.36)	(.46)	(.42)	(.43)

Net asset value, end of period	$ 10.25	$ 10.69	$ 10.33	$ 10.33	$ 9.96	$ 11.01	$ 10.76

Total Return
Total investment return based on net asset value(d)	(2.67)%	6.85%	2.22%	7.42%	(5.57)%	6.33%	2.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,087	$37,800	$37,254	$39,075	$48,743	$71,424	$66,033
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	.85	%^	.85%	.88	%^	.90%	.95%	1.01%	1.01%
Expenses, before waivers/reimbursements(e)(h)	1.29	%^	1.24%	1.25	%^	1.21%	1.06%	1.05%	1.09%
Net investment income(b)	2.98	%^	3.21%	3.30	%^	3.53%	3.23%	3.55%	3.84%
Portfolio turnover rate	0%	12%	5%	12%	28%	28%	3%

See footnote summary on pages 177-178.

158	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.67	$ 10.31	$ 10.31	$ 9.94	$ 10.98	$ 10.74	$ 10.87

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.18	.29	.27	.31	.34
Net realized and unrealized gain (loss) on investment transactions	(.44)	.36	(.00	)(g)	.37	(.92)	.27	(.10)

Net increase (decrease) in net asset value from operations	(.32)	.62	.18	.66	(.65)	.58	.24

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.26)	(.18)	(.29)	(.30)	(.33)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–

Total dividends and distributions	(.12)	(.26)	(.18)	(.29)	(.39)	(.34)	(.37)

Net asset value, end of period	$ 10.23	$ 10.67	$ 10.31	$ 10.31	$ 9.94	$ 10.98	$ 10.74

Total Return
Total investment return based on net asset value(d)	(3.03)%	6.07%	1.73%	6.69%	(6.15)%	5.52%	2.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61	$239	$341	$375	$448	$1,003	$1,460
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.60	%^	1.60%	1.60	%^	1.60%	1.66%	1.71%	1.71%
Expenses, before waivers/reimbursements(e)(h)	2.03	%^	2.00%	1.99	%^	1.93%	1.77%	1.78%	1.80%
Net investment income(b)	2.23	%^	2.47%	2.58	%^	2.84%	2.54%	2.88%	3.16%
Portfolio turnover rate	0%	12%	5%	12%	28%	28%	3%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	159

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.68	$ 10.31	$ 10.32	$ 9.95	$ 10.99	$ 10.75	$ 10.87

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.18	.29	.27	.31	.33
Net realized and unrealized gain (loss) on investment transactions	(.44)	.37	(.01)	.37	(.92)	.27	(.09)

Net increase (decrease) in net asset value from operations	(.32)	.63	.17	.66	(.65)	.58	.24

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.26)	(.18)	(.29)	(.30)	(.33)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–

Total dividends and distributions	(.12)	(.26)	(.18)	(.29)	(.39)	(.34)	(.36)

Net asset value, end of period	$ 10.24	$ 10.68	$ 10.31	$ 10.32	$ 9.95	$ 10.99	$ 10.75

Total Return
Total investment return based on net asset value(d)	(3.04)%	6.16%	1.63%	6.69%	(6.15)%	5.51%	2.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,000	$18,670	$18,483	$18,949	$22,161	$28,668	$28,813
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.60	%^	1.60%	1.60	%^	1.60%	1.65%	1.71%	1.71%
Expenses, before waivers/reimbursements(e)(h)	2.01	%^	1.99%	1.98	%^	1.92%	1.77%	1.76%	1.79%
Net investment income(b)	2.24	%^	2.46%	2.58	%^	2.83%	2.55%	2.86%	3.15%
Portfolio turnover rate	0%	12%	5%	12%	28%	28%	3%

See footnote summary on pages 177-178.

160	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.54	$ 10.33	$ 10.46	$ 10.13	$ 10.72	$ 10.35	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.14	.31	.20	.31	.31	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.42)	.22	(.06)	.35	(.54)	.38	.01	†

Net increase (decrease) in net asset value from operations	(.28)	.53	.14	.66	(.23)	.73	.36

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.32)	(.21)	(.33)	(.32)	(.36)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.32)	(.27)	(.33)	(.36)	(.36)	(.36)

Net asset value, end of period	$ 10.11	$ 10.54	$ 10.33	$ 10.46	$ 10.13	$ 10.72	$ 10.35

Total Return
Total investment return based on net asset value(d)	(2.74)%	5.24%	1.37%	6.60%	(2.24)%	7.17%	3.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,189	$67,380	$70,197	$69,595	$72,221	$85,035	$86,705
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	.84	%^	.86%	.88	%^	.90%	.90%	.91%	.90%
Expenses, before waivers/reimbursements(e)(h)	1.07	%^	1.08%	1.08	%^	1.09%	1.02%	1.02%	1.02%
Net investment income(b)	2.70	%^	2.94%	2.90	%^	3.04%	2.93%	3.29%	3.48%
Portfolio turnover rate	2%	10%	11%	19%	17%	14%	10%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	161

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.55	$ 10.33	$ 10.45	$ 10.12	$ 10.71	$ 10.35	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.10	.23	.15	.24	.24	.28	.28
Net realized and unrealized gain (loss) on investment transactions	(.42)	.23	(.05)	.35	(.54)	.37	.01	†

Net increase (decrease) in net asset value from operations	(.32)	.46	.10	.59	(.30)	.65	.29

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.24)	(.16)	(.26)	(.25)	(.29)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.24)	(.22)	(.26)	(.29)	(.29)	(.29)

Net asset value, end of period	$ 10.12	$ 10.55	$ 10.33	$ 10.45	$ 10.12	$ 10.71	$ 10.35

Total Return
Total investment return based on net asset value(d)	(3.11)%	4.55%	.98%	5.86%	(2.92)%	6.33%	2.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38	$15	$34	$91	$128	$196	$440
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.59	%^	1.60%	1.60	%^	1.60%	1.60%	1.61%	1.60%
Expenses, before waivers/reimbursements(e)(h)	1.86	%^	1.84%	1.82	%^	1.81%	1.73%	1.94%	1.90%
Net investment income(b)	1.96	%^	2.20%	2.18	%^	2.34%	2.23%	2.62%	2.77%
Portfolio turnover rate	2%	10%	11%	19%	17%	14%	10%

See footnote summary on pages 177-178.

162	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.55	$ 10.34	$ 10.47	$ 10.14	$ 10.73	$ 10.36	$ 10.36

Income From Investment Operations
Net investment income(b)(c)	.10	.23	.15	.24	.24	.27	.28
Net realized and unrealized gain (loss) on investment transactions	(.42)	.23	(.06)	.35	(.54)	.39	.01	†

Net increase (decrease) in net asset value from operations	(.32)	.46	.09	.59	(.30)	.66	.29

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.25)	(.16)	(.26)	(.25)	(.29)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.25)	(.22)	(.26)	(.29)	(.29)	(.29)

Net asset value, end of period	$ 10.12	$ 10.55	$ 10.34	$ 10.47	$ 10.14	$ 10.73	$ 10.36

Total Return
Total investment return based on net asset value(d)	(3.11)%	4.45%	.88%	5.86%	(2.92)%	6.41%	2.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,516	$16,178	$15,680	$16,126	$19,064	$22,445	$20,838
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.59	%^	1.61%	1.60	%^	1.60%	1.60%	1.61%	1.60%
Expenses, before waivers/reimbursements(e)(h)	1.82	%^	1.84%	1.81	%^	1.79%	1.72%	1.72%	1.73%
Net investment income(b)	1.95	%^	2.18%	2.17	%^	2.34%	2.23%	2.58%	2.79%
Portfolio turnover rate	2%	10%	11%	19%	17%	14%	10%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	163

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71	$ 9.82

Income From Investment Operations
Net investment income(b)(c)	.16	.32	.22	.35	.33	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.45)	.28	(.08)	.22	(.66)	.52	(.11)

Net increase (decrease) in net asset value from operations	(.29)	.60	.14	.57	(.33)	.89	.28

Less: Dividends
Dividends from net investment income	(.16)	(.34)	(.23)	(.36)	(.34)	(.38)	(.39)

Net asset value, end of period	$ 9.48	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71

Total Return
Total investment return based on net asset value(d)	(2.94)%	6.27%	1.43%	6.04%	(3.30)%	9.29%	3.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,736	$87,365	$90,559	$100,039	$113,048	$122,671	$118,468
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.82%^	.82%	.85%^	.87%	.87%	.87%	.87%
Expenses, before waivers/reimbursements(h)	.99%^	.99%	1.00%^	1.00%	.95%	.96%	.97%
Net investment income(b)	3.21%^	3.33%	3.42%^	3.62%	3.34%	3.70%	4.09%
Portfolio turnover rate	7%	14%	2%	16%	30%	14%	0	%(i)

See footnote summary on pages 177-178.

164	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class B
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71	$ 9.82

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.18	.28	.26	.30	.32
Net realized and unrealized gain (loss) on investment transactions	(.44)	.27	(.09)	.22	(.66)	.52	(.10)

Net increase (decrease) in net asset value from operations	(.32)	.52	.09	.50	(.40)	.82	.22

Less: Dividends
Dividends from net investment income	(.13)	(.26)	(.18)	(.29)	(.27)	(.31)	(.33)

Net asset value, end of period	$ 9.48	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71

Total Return
Total investment return based on net asset value(d)	(3.31)%	5.48%	.95%	5.32%	(3.97)%	8.53%	2.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226	$282	$365	$466	$978	$1,997	$2,982
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.57%^	1.57%	1.57%^	1.57%	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements(h)	1.74%^	1.78%	1.73%^	1.71%	1.65%	1.68%	1.68%
Net investment income(b)	2.45%^	2.58%	2.70%^	2.94%	2.62%	3.02%	3.39%
Portfolio turnover rate	7%	14%	2%	16%	30%	14%	0	%(i)

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	165

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 9.93	$ 9.67	$ 9.77	$ 9.55	$ 10.23	$ 9.72	$ 9.82

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.18	.28	.26	.30	.32
Net realized and unrealized gain (loss) on investment transactions	(.43)	.27	(.10)	.23	(.67)	.52	(.09)

Net increase (decrease) in net asset value from operations	(.31)	.52	.08	.51	(.41)	.82	.23

Less: Dividends
Dividends from net investment income	(.13)	(.26)	(.18)	(.29)	(.27)	(.31)	(.33)

Net asset value, end of period	$ 9.49	$ 9.93	$ 9.67	$ 9.77	$ 9.55	$ 10.23	$ 9.72

Total Return
Total investment return based on net asset value(d)	(3.21)%	5.47%	.84%	5.41%	(4.07)%	8.52%	2.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,184	$30,094	$28,419	$29,694	$32,846	$37,604	$34,224
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.57%^	1.57%	1.57%^	1.57%	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements(h)	1.74%^	1.74%	1.72%^	1.70%	1.65%	1.66%	1.67%
Net investment income(b)	2.46%^	2.58%	2.70%^	2.91%	2.64%	2.99%	3.39%
Portfolio turnover rate	7%	14%	2%	16%	30%	14%	0	%(i)

See footnote summary on pages 177-178.

166	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.20	$ 9.89	$ 9.93	$ 9.80	$ 10.58	$ 10.21	$ 10.22

Income From Investment Operations
Net investment income(b)(c)	.14	.29	.21	.34	.34	.37	.37
Net realized and unrealized gain (loss) on investment transactions	(.46)	.32	(.03)	.14	(.72)	.38	(.01)

Net increase (decrease) in net asset value from operations	(.32)	.61	.18	.48	(.38)	.75	.36

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.22)	(.35)	(.35)	(.38)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.30)	(.22)	(.35)	(.40)	(.38)	(.37)

Net asset value, end of period	$ 9.74	$ 10.20	$ 9.89	$ 9.93	$ 9.80	$ 10.58	$ 10.21

Total Return
Total investment return based on net asset value(d)	(3.18)%	6.29%	1.76%	5.04%	(3.77)%	7.47%	3.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,379	$87,480	$86,775	$87,685	$103,466	$120,573	$106,356
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	.80	%^	.80%	.83	%^	.85%	.86%	.86%	.85%
Expenses, before waivers/reimbursements(e)(h)	1.00	%^	.99%	1.01	%^	1.02%	.96%	.97%	.96%
Net investment income(b)	2.71	%^	2.90%	3.11	%^	3.50%	3.27%	3.55%	3.65%
Portfolio turnover rate	3%	13%	14%	17%	26%	27%	8%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	167

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.18	$ 9.88	$ 9.92	$ 9.79	$ 10.57	$ 10.20	$ 10.21

Income From Investment Operations
Net investment income(b)(c)	.10	.22	.16	.28	.26	.30	.29
Net realized and unrealized gain (loss) on investment transactions	(.45)	.31	(.03)	.14	(.71)	.38	.01	†

Net increase (decrease) in net asset value from operations	(.35)	.53	.13	.42	(.45)	.68	.30

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.23)	(.17)	(.29)	(.28)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.10)	(.23)	(.17)	(.29)	(.33)	(.31)	(.31)

Net asset value, end of period	$ 9.73	$ 10.18	$ 9.88	$ 9.92	$ 9.79	$ 10.57	$ 10.20

Total Return
Total investment return based on net asset value(d)	(3.45)%	5.40%	1.28%	4.32%	(4.43)%	6.74%	3.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40	$52	$144	$209	$810	$1,833	$3,082
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.55	%^	1.55%	1.55	%^	1.55%	1.56%	1.55%	1.55%
Expenses, before waivers/reimbursements(e)(h)	1.80	%^	1.75%	1.75	%^	1.72%	1.66%	1.70%	1.68%
Net investment income(b)	1.97	%^	2.18%	2.39	%^	2.85%	2.57%	2.90%	2.94%
Portfolio turnover rate	3%	13%	14%	17%	26%	27%	8%
See footnote summary on pages 177-178.

168	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.19	$ 9.88	$ 9.92	$ 9.80	$ 10.58	$ 10.20	$ 10.21

Income From Investment Operations
Net investment income(b)(c)	.10	.22	.16	.27	.27	.30	.30
Net realized and unrealized gain (loss) on investment transactions	(.44)	.32	(.03)	.14	(.73)	.39	.00	(g)†

Net increase (decrease) in net asset value from operations	(.34)	.54	.13	.41	(.46)	.69	.30

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.23)	(.17)	(.29)	(.27)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.23)	(.17)	(.29)	(.32)	(.31)	(.31)

Net asset value, end of period	$ 9.74	$ 10.19	$ 9.88	$ 9.92	$ 9.80	$ 10.58	$ 10.20

Total Return
Total investment return based on net asset value(d)	(3.45)%	5.50%	1.28%	4.21%	(4.44)%	6.83%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,098	$27,045	$29,673	$31,409	$37,947	$43,943	$41,520
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(h)	1.55	%^	1.55%	1.55	%^	1.55%	1.56%	1.56%	1.55%
Expenses, before waivers/reimbursements(e)(h)	1.75	%^	1.74%	1.74	%^	1.72%	1.66%	1.67%	1.66%
Net investment income(b)	1.97	%^	2.15%	2.39	%^	2.81%	2.58%	2.86%	2.96%
Portfolio turnover rate	3%	13%	14%	17%	26%	27%	8%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	169

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Income From Investment Operations
Net investment income(b)(c)	.15	.32	.22	.34	.34	.37	.40
Net realized and unrealized gain (loss) on investment transactions	(.45)	.28	(.01)	.35	(.75)	.53	(.03)

Net increase (decrease) in net asset value from operations	(.30)	.60	.21	.69	(.41)	.90	.37

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.32)	(.22)	(.34)	(.34)	(.37)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)

Total dividends and distributions	(.15)	(.32)	(.22)	(.37)	(.43)	(.38)	(.49)

Net asset value, end of period	$ 10.25	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43

Total Return
Total investment return based on net asset value(d)	(2.82)%	5.83%	1.99%	6.93%	(3.82)%	8.74%	3.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,467	$74,734	$78,907	$82,402	$88,199	$105,045	$101,432
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.85	%^	.85%	.88	%^	.90%	.92%	.95%	.95%
Expenses, before waivers/reimbursements(h)	1.03	%^	1.03%	1.04	%^	1.07%	1.01%	.99%	1.00%
Net investment income(b)	2.86	%^	3.02%	3.10	%^	3.29%	3.23%	3.44%	3.90%
Portfolio turnover rate	15%	11%	2%	25%	17%	20%	6%

See footnote summary on pages 177-178.

170	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Income From Investment Operations
Net investment income(b)(c)	.11	.24	.17	.27	.27	.29	.32
Net realized and unrealized gain (loss) on investment transactions	(.45)	.28	(.01)	.34	(.75)	.53	(.02)

Net increase (decrease) in net asset value from operations	(.34)	.52	.16	.61	(.48)	.82	.30

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.24)	(.17)	(.26)	(.27)	(.29)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)

Total dividends and distributions	(.11)	(.24)	(.17)	(.29)	(.36)	(.30)	(.42)

Net asset value, end of period	$ 10.25	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43

Total Return
Total investment return based on net asset value(d)	(3.19)%	5.04%	1.50%	6.19%	(4.49)%	7.99%	3.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$74	$168	$340	$901	$1,699	$3,164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.60	%^	1.60%	1.60	%^	1.60%	1.62%	1.65%	1.65%
Expenses, before waivers/reimbursements(h)	1.78	%^	1.88%	1.79	%^	1.78%	1.72%	1.71%	1.72%
Net investment income(b)	2.10	%^	2.28%	2.38	%^	2.62%	2.51%	2.77%	3.19%
Portfolio turnover rate	15%	11%	2%	25%	17%	20%	6%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	171

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.44	$ 10.55

Income From Investment Operations
Net investment income(b)(c)	.11	.24	.17	.26	.27	.29	.32
Net realized and unrealized gain (loss) on investment transactions	(.45)	.28	(.01)	.35	(.75)	.52	(.01)

Net increase (decrease) in net asset value from operations	(.34)	.52	.16	.61	(.48)	.81	.31

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.24)	(.17)	(.26)	(.27)	(.29)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)

Total dividends and distributions	(.11)	(.24)	(.17)	(.29)	(.36)	(.30)	(.42)

Net asset value, end of period	$ 10.25	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.44

Total Return
Total investment return based on net asset value(d)	(3.18)%	5.04%	1.49%	6.19%	(4.49)%	7.88%	3.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,324	$22,356	$21,635	$22,057	$23,789	$28,555	$25,694
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.60	%^	1.60%	1.60	%^	1.60%	1.62%	1.65%	1.65%
Expenses, before waivers/reimbursements(h)	1.78	%^	1.78%	1.77	%^	1.77%	1.71%	1.69%	1.71%
Net investment income(b)	2.11	%^	2.27%	2.38	%^	2.59%	2.53%	2.74%	3.19%
Portfolio turnover rate	15%	11%	2%	25%	17%	20%	6%

See footnote summary on pages 177-178.

172	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.39	$ 11.11	$ 11.13	$ 10.70	$ 11.61	$ 11.12	$ 11.07

Income From Investment Operations
Net investment income(b)(c)	.16	.34	.23	.36	.34	.37	.41
Net realized and unrealized gain (loss) on investment transactions	(.47)	.29	(.01)	.44	(.81)	.56	.09

Net increase (decrease) in net asset value from operations	(.31)	.63	.22	.80	(.47)	.93	.50

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.35)	(.24)	(.37)	(.35)	(.38)	(.43)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)

Total dividends and distributions	(.17)	(.35)	(.24)	(.37)	(.44)	(.44)	(.45)

Net asset value, end of period	$ 10.91	$ 11.39	$ 11.11	$ 11.13	$ 10.70	$ 11.61	$ 11.12

Total Return
Total investment return based on net asset value(d)	(2.80)%	5.77%	1.94%	7.60%	(4.21)%	8.55%	4.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172,896	$189,953	$181,642	$173,381	$186,429	$228,317	$189,326
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.79	%^	.80%	.80	%^	.80%	.77%	.72%	.72%
Expenses, before waivers/reimbursements(h)	.86	%^	.87%	.90	%^	.92%	.88%	.89%	.91%
Net investment income(b)	2.81	%^	3.02%	3.05	%^	3.29%	2.98%	3.28%	3.84%
Portfolio turnover rate	16%	7%	5%	8%	16%	23%	24%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	173

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.37	$ 11.09	$ 11.11	$ 10.68	$ 11.59	$ 11.10	$ 11.05

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.17	.29	.26	.29	.34
Net realized and unrealized gain (loss) on investment transactions	(.48)	.29	(.01)	.43	(.81)	.56	.08

Net increase (decrease) in net asset value from operations	(.36)	.55	.16	.72	(.55)	.85	.42

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.27)	(.18)	(.29)	(.27)	(.30)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)

Total dividends and distributions	(.12)	(.27)	(.18)	(.29)	(.36)	(.36)	(.37)

Net asset value, end of period	$ 10.89	$ 11.37	$ 11.09	$ 11.11	$ 10.68	$ 11.59	$ 11.10

Total Return
Total investment return based on net asset value(d)	(3.18)%	4.99%	1.46%	6.87%	(4.88)%	7.83%	4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113	$126	$340	$668	$1,267	$2,083	$3,132
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.55	%^	1.55%	1.52	%^	1.50%	1.47%	1.42%	1.42%
Expenses, before waivers/reimbursements(h)	1.62	%^	1.65%	1.63	%^	1.62%	1.59%	1.61%	1.63%
Net investment income(b)	2.07	%^	2.28%	2.34	%^	2.63%	2.28%	2.62%	3.15%
Portfolio turnover rate	16%	7%	5%	8%	16%	23%	24%

See footnote summary on pages 177-178.

174	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.36	$ 11.08	$ 11.10	$ 10.67	$ 11.59	$ 11.09	$ 11.04

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.17	.28	.26	.29	.34
Net realized and unrealized gain (loss) on investment transactions	(.48)	.30	(.01)	.44	(.82)	.57	.08

Net increase (decrease) in net asset value from operations	(.36)	.55	.16	.72	(.56)	.86	.42

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.27)	(.18)	(.29)	(.27)	(.30)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)

Total dividends and distributions	(.12)	(.27)	(.18)	(.29)	(.36)	(.36)	(.37)

Net asset value, end of period	$ 10.88	$ 11.36	$ 11.08	$ 11.10	$ 10.67	$ 11.59	$ 11.09

Total Return
Total investment return based on net asset value(d)	(3.18)%	5.00%	1.46%	6.88%	(4.97)%	7.91%	4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,302	$56,080	$54,359	$55,038	$59,194	$73,102	$61,044
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.54	%^	1.55%	1.53	%^	1.50%	1.47%	1.42%	1.42%
Expenses, before waivers/reimbursements(h)	1.61	%^	1.62%	1.63	%^	1.62%	1.59%	1.59%	1.61%
Net investment income(b)	2.07	%^	2.28%	2.34	%^	2.60%	2.29%	2.59%	3.14%
Portfolio turnover rate	16%	7%	5%	8%	16%	23%	24%

See footnote summary on pages 177-178.

AB MUNICIPAL INCOME FUND II •	175

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Advisor Class
July 25, 2016 to November 30, 2016(f) (unaudited)

Net asset value, beginning of period	$ 11.49

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain (loss) on investment transactions	(.57)

Net increase (decrease) in net asset value from operations	(.45)

Less: Dividends
Dividends from net investment income	(.13)

Net asset value, end of period	$ 10.91

Total Return
Total investment return based on net asset value(d)	(3.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,052
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.55%^
Expenses, before waivers/reimbursements(h)	.63%^
Net investment income(b)	3.26%^
Portfolio turnover rate	16%

See footnote summary on pages 177-178.

176	• AB MUNICIPAL INCOME FUND II

Financial Highlights

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
						2014	2013	2012	2011

AB Arizona Portfolio
Class A
Net of waivers	.78	%^	.78%	.78	%^	.78%	.78%	.78%	.78%
Before waivers	.96	%^	.96%	.97	%^	.98%	.92%	.94%	.95%
Class B
Net of waivers	1.53	%^	1.53%	1.50	%^	1.48%	1.48%	1.48%	1.48%
Before waivers	1.71	%^	1.71%	1.70	%^	1.68%	1.63%	1.66%	1.67%
Class C
Net of waivers	1.53	%^	1.53%	1.50	%^	1.48%	1.48%	1.48%	1.48%
Before waivers	1.71	%^	1.71%	1.70	%^	1.68%	1.63%	1.64%	1.66%

AB Michigan Portfolio
Class A
Net of waivers	.85	%^	.85%	.88	%^	.90%	.94%	1.01%	1.01%
Before waivers	1.29	%^	1.24%	1.25	%^	1.21%	1.05%	1.05%	1.09%
Class B
Net of waivers	1.60	%^	1.60%	1.60	%^	1.60%	1.65%	1.71%	1.71%
Before waivers	2.03	%^	2.00%	1.99	%^	1.93%	1.76%	1.78%	1.80%
Class C
Net of waivers	1.60	%^	1.60%	1.60	%^	1.60%	1.64%	1.71%	1.71%
Before waivers	2.01	%^	1.99%	1.98	%^	1.92%	1.76%	1.76%	1.79%

AB Minnesota Portfolio
Class A
Net of waivers	.84	%^	.85%	.88	%^	.90%	.90%	.90%	.90%
Before waivers	1.07	%^	1.08%	1.08	%^	1.09%	1.02%	1.02%	1.02%
Class B
Net of waivers	1.59	%^	1.60%	1.60	%^	1.60%	1.60%	1.60%	1.60%
Before waivers	1.86	%^	1.84%	1.82	%^	1.81%	1.73%	1.94%	1.90%
Class C
Net of waivers	1.59	%^	1.60%	1.60	%^	1.60%	1.60%	1.60%	1.60%
Before waivers	1.82	%^	1.83%	1.81	%^	1.79%	1.72%	1.72%	1.73%

AB MUNICIPAL INCOME FUND II •	177

Financial Highlights

	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016	October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
						2014	2013	2012	2011

AB Ohio Portfolio
Class A
Net of waivers	.80	%^	.80%	.83	%^	.85%	.85%	.85%	.85%
Before waivers	1.00	%^	.99%	1.01	%^	1.01%	.96%	.96%	.96%
Class B
Net of waivers	1.55	%^	1.55%	1.55	%^	1.55%	1.55%	1.55%	1.55%
Before waivers	1.80	%^	1.75%	1.75	%^	1.72%	1.66%	1.69%	1.68%
Class C
Net of waivers	1.55	%^	1.55%	1.55	%^	1.55%	1.55%	1.55%	1.55%
Before waivers	1.75	%^	1.74%	1.74	%^	1.72%	1.66%	1.66%	1.66%

(f)	Commencement of distribution.

(g)	Amount is less than $.005.

(h)	The Portfolios’ investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. For the periods shown below, the Adviser has voluntarily agreed to waive certain acquired fund fees as follows:

	Six Months Ended November 30, 2016
AB Arizona Portfolio	.00	%^
AB Massachusetts Portfolio	.00	%^
AB Michigan Portfolio	.00	%^
AB Minnesota Portfolio	.01	%^
AB New Jersey Portfolio	.00	%^
AB Ohio Portfolio	.00	%^
AB Pennsylvania Portfolio	.00	%^
AB Virginia Portfolio	.01	%^

(i)	Amount is less than .005%.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

178	• AB MUNICIPAL INCOME FUND II

Financial Highlights

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Robert (“Guy”) B. Davidson III(2), Senior Vice President

Fred S. Cohen(2), Vice President

Terrance T. Hults(2), Vice President

Matthew J. Norton(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Fred S. Cohen, Robert “Guy” B. Davidson III, Terrance T. Hults and Matthew J. Norton are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

AB MUNICIPAL INCOME FUND II •	179

Board of Trustees

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 1-3, 2016 (the “Meeting”):

• AB Arizona Portfolio	• AB New Jersey Portfolio

• AB Massachusetts Portfolio	• AB Ohio Portfolio

• AB Michigan Portfolio	• AB Pennsylvania Portfolio

• AB Minnesota Portfolio	• AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer. The directors noted that they had approved the liquidation and termination of AB Michigan Portfolio at a meeting held on August 2-3, 2016, subject to shareholder vote, and that they were approving continuance of the Advisory Agreement for AB Michigan Portfolio only until the Fund is terminated.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser.

180	• AB MUNICIPAL INCOME FUND II

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of

AB MUNICIPAL INCOME FUND II •	181

potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Michigan Portfolio was not profitable to the Adviser in the periods reviewed and concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

182	• AB MUNICIPAL INCOME FUND II

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered each Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style to any of the Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The expense ratio of each Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio and AB Massachusetts Portfolio were acceptable. The directors noted that the expense ratio for each of AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Funds contain breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by

AB MUNICIPAL INCOME FUND II •	183

the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

184	• AB MUNICIPAL INCOME FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, the Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, the Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB MUNICIPAL INCOME FUND II •	185

AB Family of Funds

NOTES

186	• AB MUNICIPAL INCOME FUND II

NOTES

AB MUNICIPAL INCOME FUND II •	187

NOTES

188	• AB MUNICIPAL INCOME FUND II

NOTES

AB MUNICIPAL INCOME FUND II •	189

NOTES

190	• AB MUNICIPAL INCOME FUND II

NOTES

AB MUNICIPAL INCOME FUND II •	191

NOTES

192	• AB MUNICIPAL INCOME FUND II

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-1116

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2017